--------------------------------------------------------------------------------
                            A N N U A L  R E P O R T
--------------------------------------------------------------------------------




                        ------------------------------------
                                   SELIGMAN
                                   --------
                                   PORTFOLIOS,
                                   -----------
                                   INC.
                                   ----


                                   [LOGO]

                                   December 31, 1995
                        ------------------------------------

                                                   =============================
                                                   SELIGMAN
                                                   PORTFOLIOS,
                                                   INC.
                                                   -----------------------------
                                                   -----------------------------
                                                   -----------------------------

                                                                February 2, 1996

Dear Contract Owner:

     J. & W.  Seligman & Co.  Incorporated,  as Manager of Seligman  Portfolios,
Inc., is pleased to provide the enclosed audited financial statements and accompanying information for Seligman Portfolios, Inc., the underlying investment vehicle for your policy, for the 12 months ended December 31, 1995.

     It can be unanimously concluded that 1995 was a banner year for the US financial markets. After a pessimistic start, many factors including low inflation, falling interest rates, and strong corporate earnings paved the way for a memorable year.

     Overall, the market indices tell the best story. The Standard & Poor's 500 Composite Stock Price Index, the Ibbotson Long-Term Government Bond Index, and the Wilshire 5000 were up 30% or more for the year. The leading market indices have only twice, since the end of World War II, risen more than 1995's strong advance.

     In spite of the historic advances, the financial markets did teeter towards the end of the year due to the Federal budget stalemate between the White House and Congress. Nevertheless, the deadlock in Washington did not deter the Federal Reserve Board from lowering short-term interest rates on December 19 -- a move that quickly rejuvenated the financial markets.

     Looking forward, the slowing economy, the budget negotiations, and the 1996 Presidential election are a few of the factors that may create somewhat more volatile markets in the year ahead. We remain optimistic about each portfolio's performance and will continue to search for, and invest in, those companies that can sustain earnings growth in a challenging and competitive global business environment -- a strategy we believe is key to investment performance.

     We thank you for your continued confidence in Seligman Portfolios, Inc., and look forward to serving your investment needs in 1996 and the years ahead.



                                    Respectfully,

                                    /s/  WILLIAM MORRIS
                                    William C. Morris
                                    Chairman
                                    J. & W. Seligman & Co. Incorporated

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Largest Portfolio Changes* (unaudited)
--------------------------------------------------------------------------------

During the six months ended December 31, 1995

                                           Shares or                                                              Shares or
         Additions                     Principal Amount                        Reductions                     Principal Amount
   ---------------------             ---------------------                ---------------------             ---------------------
                                                  Holdings                                                               Holdings
                                     Increase     12/31/95                                                  Decrease     12/31/95
                                     --------     --------                                                  --------     --------
SELIGMAN CAPITAL PORTFOLIO
Common Stocks                                                          Common Stocks
Comshare .......................       7,000 shs.   7,000 shs.         Borders Group ..................      10,000 shs.      --
Donaldson, Lufkin & Jenrette ...       6,000        6,000              Bristol-Myers Squibb ...........       2,000           --
Guidant ........................       5,000        5,000              Ceridian .......................       5,400           --
Hart Brewing ...................      10,650       10,650              Chrysler .......................       2,100           --
Mid Atlantic Medical Services ..       7,400        7,400              DSC Communications .............       3,400           --
Minerals Technologies ..........       5,000        5,000              EMC ............................       6,300           --
Olin ...........................       2,300        2,300              HFS Group ......................       2,000       2,400 shs.
Oxford Health Plans ............       2,500        2,500              Motorola .......................       2,400           --
Progressive (Ohio) .............       3,700        3,700              Phelps Dodge ...................       2,100           --
WorldCom .......................       5,100        5,100              USF&G ..........................       7,900           --

------------------------------------------------------------------------------------------------------------------------------------

SELIGMAN COMMON STOCK PORTFOLIO
Common Stocks                                                          Common Stocks
Applied Materials ..............       3,400        3,400              Ahmanson (H.F.) ................       8,300           --
Disney, Walt ...................       2,400        2,400              American International Group ...       2,900        4,000(1)
FPL Group ......................       6,000        6,000              Chubb ..........................       4,000           --
Harley-Davidson ................       5,200        5,200              Dow Chemical ...................       3,900        3,900
Hasbro .........................       9,400        9,400              GTE ............................       6,200           --
Hewlett-Packard ................       1,700        1,700              International Business Machines        5,200           --
Morton International ...........       4,200        4,200              KeyCorp ........................       5,100           --
Texaco .........................       4,800        4,800              Minnesota Mining & Manufacturing       4,000        4,200
Travelers ......................       2,500        2,500              PacifiCorp .....................       9,500           --
Union Pacific Resources ........      13,800       13,800              Pennzoil .......................       4,300           --

------------------------------------------------------------------------------------------------------------------------------------

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO
Common Stocks                                                          Common Stocks
Altera .........................      17,000       17,000              Advanced Micro Devices .........       5,500           --
KLA Instruments ................      17,200       25,000(2)           Aspect Telecommunications ......      16,500(3)        --
LSI Logic ......................      22,000       22,000              Bell Microproducts .............      20,000           --
Microsoft ......................      10,000       10,000              BMC Software ...................       2,000           --
Silicon Valley Group ...........      25,000       25,000              Cognex .........................       5,500(4)        --
Simware ........................     100,000      100,000              Mattson Technology .............       3,500           --
Tekelec ........................      50,000       50,000              Premisys Communications ........       2,700           --
Tencor Instruments .............      27,000       27,000              PRI Automation .................       4,000           --
Teradyne .......................      30,000       30,000              Softkey International ..........       8,000           --
Tower Semiconductor ............      26,500       26,500              Submicron Systems ..............      20,000           --

------------------------------------------------------------------------------------------------------------------------------------

SELIGMAN FIXED INCOME SECURITIES PORTFOLIO
U.S. Government Securities                                             U.S. Government Securities
U.S. Treasury Bonds 8 7/8%,                                            U.S. Treasury Notes 8 7/8%,
  2/15/2019 ....................    $300,000   $1,200,000                2/15/1996 ....................    $300,000           --

Corporate Bonds                                                        Corporate Bonds
First Union 6.55%, 10/15/2035        200,000      200,000              James River 6.70%, 11/15/2003 .      150,000           --

See footnotes on page P-3.

                                    -- P-1 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Largest Portfolio Changes* (unaudited) (continued)
--------------------------------------------------------------------------------

During the six months ended December 31, 1995

         Additions                           Shares                            Reductions                           Shares
   ---------------------             ---------------------                ---------------------             ---------------------
                                                  Holdings                                                               Holdings
                                     Increase     12/31/95                                                  Decrease     12/31/95
                                     --------     --------                                                  --------     --------
SELIGMAN FRONTIER PORTFOLIO
Common Stocks                                                          Common Stocks
Amisys Managed Care Systems ....      20,000       20,000              Benson Eyecare .................       2,250           --
California Energy ..............      10,160       12,060              C*ATS Software .................       2,500           --
Ceridian .......................       4,300        4,300              Expert Software ................       1,500           --
Cognex .........................       7,080        9,060(5)           EZ Communications (Class A) ....       1,000           --
Credence Systems ...............       5,640        5,640              Lincare Holdings ...............       1,100           --
Cypress Semiconductor ..........       7,780       10,900(6)           Living Centers of America ......         710           --
Lam Research ...................       3,460        3,960              Patterson Dental ...............         680           --
Planar Systems .................       9,010        9,010              Premisys Communications ........         850           --
Tencor Instruments .............       4,600        4,600              Trigen Energy ..................         860           --
Vicor ..........................       6,580        8,760(7)           U.S. Xpress Enterprises (Class A)      2,510           --

------------------------------------------------------------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL PORTFOLIO
Common Stocks                                                          Common Stocks
Cie Generale des Eaux ..........         652          652              Akzo Nobel .....................         190           --
East Japan Railway .............          13           25              BTR ............................       6,600           --
Mitsui Marine & Fire ...........       8,000        8,000              Daiwa House Industry ...........       2,000           --
Mitsui O.S.K. Lines ............      20,000       20,000              Fuji Bank ......................       1,000           --
Nipppon Telegraph & Telephone ..           8           15              Groupe Danone ..................         150           --
Pioneer Electronics ............       3,000        6,000              L'Oreal ........................          95           --
Roussel ........................         383          383              Legal & General Group ..........       3,000           --
Samsung Electronics ............       1,000        1,000              Mitsubishi High-Tech ...........       1,000           --
Sumitomo Metal Industries ......      21,000       21,000              Nippon Paper ...................       5,000           --
Zurich Versicherung ............         173          193              Yamaha .........................       1,000        4,000

------------------------------------------------------------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER
  COMPANIES PORTFOLIO
Common Stocks                                                          Common Stocks
Amisys Managed Care Systems ....       5,000        5,000              Adelsten (Class B) .............          30           --
Bau Holdings ...................       1,380        1,380              Exar ...........................         435           --
BT Industries ..................       5,000        5,000              F.H. Faulding ..................       1,100           --
Electro Scientific Industries ..       1,750        1,890              FSI International ..............         300           --
Fotolabo Club ..................         175          175              General Nutrition ..............         130           --
Hornbach Baumarkt ..............       1,034        1,530(8)           International House of Pancakes          145           --
Iro ............................       4,700        4,700              Life Sciences International ....       4,000           --
Opta Food Ingredients ..........       3,700        3,700              PRI Automation .................         230           --
Otra N.V .......................         270        3,640(9)           Speedway Motorsports ...........         275           --
Plettac ........................         240          240              Valmet Oy ......................         910           --

See footnotes on page P-3.

                                    -- P-2 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

During the six months ended December 31, 1995

                                       Principal Amount                                                       Principal Amount
         Additions                         or Shares                           Reductions                         or Shares
   ---------------------             ---------------------                ---------------------             ---------------------
                                                  Holdings                                                               Holdings
                                     Increase     12/31/95                                                  Decrease     12/31/95
                                     --------     --------                                                  --------     --------
SELIGMAN HIGH-YIELD BOND PORTFOLIO
Corporate Bonds                                                        Corporate Bonds
Comcast 10 5/8%, 7/15/2012 .....     $92,000     $100,000              Cablevision Systems 10 3/4%,
Fonorola 12 1/2%, 8/15/2002 ....     100,000      100,000                4/1/2004 .......................    $8,000           --
IXC Communications 13%,                                                Continental Homes Holdings 12%,
  10/15/2005 ...................     100,000      100,000                8/1/1999 .......................     8,000           --
Midland Cogeneration                                                   Hollywood Casino 14%,
  Venture 11 3/4%,                                                       4/1/1998 .......................     8,000           --
  7/23/2005 ....................     100,000      100,000              K-III Communications 10 5/8%,
Mobile Telecommunication                                                 5/1/2002 .......................     8,000           --
  Technologies                                                         Kaiser Aluminum 12 3/4%,
  13 1/2%, 12/15/2002 ..........      92,000      100,000                2/1/2003 .......................     8,000           --
Premier Parks 12%, 8/15/2003 ...     100,000      100,000              NWCG Holdings 0%/13 1/2%,
Rogers Cable Systems 11%,                                                6/15/1999 ......................    10,000           --
  12/1/2015 ....................     100,000      100,000              OrNda Healthcorp 12 1/4%,
TransTexas Gas 11 1/2%,                                                  5/15/2002 ......................     8,000           --
  6/15/2002 ....................     100,000      100,000              Stone Container 9 7/8%,
United Meridian 10 3/8%,                                                 2/1/2001 .......................     8,000           --
  10/15/2005 ...................     100,000      100,000
Williamhouse-Regency 13%,
  11/15/2005 ...................     100,000      100,000

------------------------------------------------------------------------------------------------------------------------------------

SELIGMAN INCOME PORTFOLIO
Common Stocks                                                          Common Stocks
FPL Group ......................       3,000 shs.   3,000 shs.         Bank of Boston .................       8,539 shs.      --
Network Equipment Technologies .       4,857        4,857              Century Telephone ..............       5,921           --
                                                                       Chemical Banking ...............       3,820           --
Convertible Preferred Stocks                                           Dow Chemical ...................       3,500           --
American General 3% ............       4,500        4,500              New England Electric ...........       3,000           --
International Paper Capital 5 1/4%     3,000        3,000
St. Paul Capital 6% ............       4,500        4,500              Convertible Preferred Stocks
Snyder Oil (Class A) 6% ........       5,000        5,000              Browning-Ferris 7 1/4% ........       3,000           --

Subordinated Convertible Bonds                                         Subordinated Convertible Bonds
TriMas 5%, 8/1/2003 ............    $200,000     $200,000              Bay Networks 5 1/4%, 5/15/2003      $100,000           --
Corporate Bonds                                                        James River 6.70%, 11/15/2003 ..     350,000           --
MBNA 6.15%, 10/1/2003 ..........     500,000      500,000
                                                                       USA Waste Services 8 1/2%,
U.S. Government Securities                                               10/15/2002 ...................     200,000           --
U.S. Treasury Notes 7 3 1/44%,
  12/31/1999 ...................     500,000      500,000              U.S. Government Securities
U.S. Treasury Notes 6 1 1/42%,                                         U.S. Treasury Notes 7 1/4%,
  5/15/2005 ....................     500,000      500,000                11/15/1996 ...................     500,000           --


--------------------------------------------------------------------------------
 * Largest portfolio changes from the previous midyear to the current year-end are based on cost of purchases and proceeds from sales of securities.
(1)  Includes 2,300 shares received as a result of a 3-for-2 stock split.
(2)  Includes 6,000 shares received as a result of a 2-for-1 stock split.
(3)  Includes 11,500 shares received as a result of a 2-for-1 stock split.
(4)  Includes 2,000 shares received as a result of a 2-for-1 stock split.
(5)  Includes 1,580 shares received as a result of a 2-for-1 stock split.
(6)  Includes 2,500 shares received as a result of a 2-for-1 stock split.
(7)  Includes 2,180 shares received as a result of a 2-for-1 stock split.
(8)  Includes 477 shares received as a result of a 10-for-1 stock split.
(9)  Includes 3,276 shares received as a result of a 10-for-1 stock split.

                                   -- P-3 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Annual Performance Overview
--------------------------------------------------------------------------------

The following charts compare a $10,000 hypothetical investment made in each of the Portfolios of Seligman Portfolios, Inc. (with the exception of Seligman Cash Management Portfolio), since inception through December 31, 1995, to a $10,000 hypothetical investment made in the appropriate benchmark indices and/or averages for the same period. Accompanying each chart is a discussion of the economic factors, investment strategy, and sector performance that affected the Portfolio during the past year.


Seligman Capital Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

----------------------------------------------
                  Average Annual Total Returns+

                    One     Five      Since
                   Year     Yrs.    Inception
                   ----     ----    ---------
Seligman Capital  27.17%   18.14%    13.59%
Portfolio

Lipper Capital
Appreciation      30.40    17.62     13.60*

S&P 500           37.58    16.59     14.95*

*From June 30, 1988.
----------------------------------------------

   The following table is represented as a line chart in the printed material

                             Seligman       Lipper
                              Capital       Capital
            Date             Porftolio    Appreciation    S&P 500
            ----             ---------    ------------    -------
       6/21/88 ........       $10,000       $10,000       $10,000
       6/30/88 ........       $10,000       $10,000       $10,000
       9/30/88 ........       $10,090       $ 9,871       $10,034
       12/31/88 .......       $10,060       $ 9,954       $10,344
       3/31/89 ........       $10,240       $10,724       $11,077
       6/30/89 ........       $10,840       $11,606       $12,055
       9/30/89 ........       $12,040       $12,807       $13,346
       12/31/89 .......       $11,717       $12,600       $13,621
       3/31/90 ........       $11,344       $12,298       $13,211
       6/30/90 ........       $12,715       $13,060       $14,042
       9/30/90 ........       $ 9,720       $10,833       $12,113
       12/31/90 .......       $11,344       $11,561       $13,199
       3/31/91 ........       $13,596       $13,731       $15,116
       6/30/91 ........       $13,778       $13,539       $15,081
       9/30/91 ........       $15,455       $14,728       $15,888
       12/31/91 .......       $18,042       $16,105       $17,220
       3/31/92 ........       $16,842       $16,187       $16,785
       6/30/92 ........       $15,601       $15,591       $17,104
       9/30/92 ........       $16,791       $15,937       $17,643
       12/31/92 .......       $19,268       $17,625       $18,531
       3/31/93 ........       $19,904       $18,286       $19,341
       6/30/93 ........       $19,552       $18,794       $19,435
       9/30/93 ........       $20,846       $20,106       $19,938
       12/31/93 .......       $21,514       $20,562       $20,340
       3/31/94 ........       $20,837       $19,884       $19,626
       6/30/94 ........       $19,010       $19,029       $19,708
       9/30/94 ........       $20,736       $20,304       $20,672
       12/31/94 .......       $20,526       $19,959       $20,669
       3/31/95 ........       $21,802       $21,286       $22,681
       6/30/95 ........       $23,112       $23,238       $24,847
       9/30/95 ........       $25,196       $25,478       $26,821
       12/31/95 .......       $26,102       $26,026       $28,436


Strong growth in corporate profits, with modest inflation and lower interest rates, provided a beneficial economic environment for the strong US equity markets in 1995. These favorable economic factors helped your portfolio's technology and interest-sensitive issues post significant gains during the year. On the other hand, poor retail sales, including the downhearted holiday period, made it very difficult for retailers and industries associated with this sector.

Overweighting the technology sector of your portfolio, when the end-markets in telecommunications and computer-related products were strong, contributed positively to performance. Conversely, our underweighting of the utilities sector, which benefited from the decline in interest rates, negatively affected performance.

The financial sector was the strongest performing sector, benefiting from both a favorable economic environment and strong individual company performance. The basic materials sector, however, was the weakest sector, due mainly to declining steel prices and generally poor earnings results.

Looking ahead, your portfolio is well positioned to take advantage of continued strength in the US equity markets. Our well-diversified portfolio of strong, profitable companies should provide good relative earnings gains in an environment where the S&P 500 earnings growth is expected to slow.


Seligman Common Stock Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

----------------------------------------------
                  Average Annual Total Returns+

                    One     Five      Since
                   Year     Yrs.    Inception
                   ----     ----    ---------
Seligman Common   27.28%   16.31%    13.55%
Stock Portfolio

Lipper Capital
Appreciation      30.75    15.32     12.82*

S&P 500           37.58    16.59     14.95*

*From June 30, 1988.
----------------------------------------------



   The following table is represented as a line chart in the printed material

                             Seligman       Lipper
                              Common        Growth
                               Stock         and
             Date            Portfolio      Income        S&P 500
             ----            ---------      ------        -------
       6/21/88 ........       $10,000       $10,000       $10,000
       6/30/88 ........       $10,000       $10,000       $10,000
       9/30/88 ........       $10,190       $10,031       $10,034
       12/31/88 .......       $10,180       $10,231       $10,344
       3/31/89 ........       $10,581       $10,889       $11,077
       6/30/89 ........       $11,223       $11,663       $12,055
       9/30/89 ........       $12,317       $12,664       $13,346
       12/31/89 .......       $12,635       $12,659       $13,621
       3/31/90 ........       $12,522       $12,352       $13,211
       6/30/90 ........       $13,315       $12,979       $14,042
       9/30/90 ........       $10,965       $11,289       $12,113
       12/31/90 .......       $12,237       $12,117       $13,199
       3/31/91 ........       $14,425       $13,860       $15,116
       6/30/91 ........       $14,287       $13,802       $15,081
       9/30/91 ........       $15,281       $14,574       $15,888
       12/31/91 .......       $16,295       $15,622       $17,220
       3/31/92 ........       $16,604       $15,629       $16,785
       6/30/92 ........       $16,472       $15,656       $17,104
       9/30/92 ........       $17,146       $16,066       $17,643
       12/31/92 .......       $18,272       $17,029       $18,531
       3/31/93 ........       $18,928       $17,820       $19,341
       6/30/93 ........       $19,127       $17,979       $19,435
       9/30/93 ........       $19,608       $18,626       $19,938
       12/31/93 .......       $20,454       $19,055       $20,340
       3/31/94 ........       $19,621       $18,470       $19,626
       6/30/94 ........       $19,730       $18,409       $19,708
       9/30/94 ........       $20,727       $19,204       $20,672
       12/31/94 .......       $20,463       $18,902       $20,669
       3/31/95 ........       $21,933       $20,411       $22,681
       6/30/95 ........       $23,314       $22,066       $24,847
       9/30/95 ........       $24,769       $23,644       $26,821
       12/31/95 .......       $26,044       $24,715       $28,436


Stable economic growth in the US, coupled with declining interest rates, provided a positive backdrop for strong performance by financial markets in 1995. Also, the con tinuation of low inflation bene fited both stocks and bonds, which made these in vestments more attractive relative to real assets such as gold or real estate.

Our decision to modestly over weight financial stocks, based on our expectation for a decline in interest rates in 1995, contributed greatly to your portfolio's strong performance. We continue to remain broadly diversified in our stock selection. While a strategy of betting heavily on individual sectors might have improved near-term performance, we believe it would have jeopardized your portfolio's long-term performance.

                                   -- P-4 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
                                                              December 31, 1995
--------------------------------------------------------------------------------

Looking forward, we believe that continued low inflation and modest economic growth should provide a positive environment for investors in 1996. Stock selection, though, will be an important factor in performance. We are committed to the maintenance of a broadly diversified portfolio, focusing on companies with reasonable current income and good earnings and dividend growth prospects.


Seligman Communications and Information Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.


----------------------------------------------
                  Average Annual Total Returns+

                              One     Since
                              Year   Inception
                              ----   ---------
Seligman Communications      38.55%   35.26%
  and Information Portfolio

Lipper Science and
Technology                   37.68      34.16*

S&P 500                      37.58      29.23*

*From September 30, 1994.
----------------------------------------------

   The following table is represented as a line chart in the printed material

                              Seligman
                           Communications    Lipper
                                and         Science
                            Information       and
             Date            Portfolio     Technology     S&P 500
             ----            ---------     ----------     -------
       10/11/94 .......       $10,000       $10,000       $10,000
       12/31/94 .......       $10,440       $10,514       $10,020
       3/31/95 ........       $11,030       $11,188       $10,996
       6/30/95 ........       $14,690       $13,367       $12,046
       9/30/95 ........       $16,950       $15,421       $13,003
       12/31/95 .......       $14,464       $14,447       $13,786


Virtually every major segment of technology experienced robust growth during the year: the global personal computer market grew 23% to a record 64 million units; wireless telephone handsets and infrastructure equipment sales expanded by 35%; the global semiconductor industry grew 40% to a record $150 billion; and the Internet was transformed from a small on-line community of scien tists and academics into a mass-market information super highway.

The fourth quarter however, witnessed a decline in technology stock prices. We believe a number of factors were responsible, including pricing pressure on certain types of memory chips, a slower than expected start for Microsoft's new operating system, Windows 95, and slower unit growth in the US cellular phone market.

In spite of the recent adversity in the technology sector, we remain optimistic regarding the appreciation potential of your portfolio's holdings in 1996. Large segments of the US technology sector are trading at unusually low relative valuations to the broader market indices. In the past, such valuations have augured favorably for subsequent returns. Therefore, we remain as enthused as ever about the prospects for technology - the world's fastest growing major industry. If anything, the pace of change has accelerated, and with it, the potential opportunities.


Seligman Fixed Income Securities Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

--------------------------------------------------
                      Average Annual Total Returns+

                         One     Five      Since
                        Year     Yrs.    Inception
                        ----     ----    ---------
Seligman Fixed Income  19.18%    8.51%     7.74%
Securities Portfolio

Lipper Fixed Income
 Average               15.31     9.01      8.44*

Lehman Brothers Gov't
Bond Index             18.34     9.37      9.64*

*From June 30, 1988.
--------------------------------------------------


   The following table is represented as a line chart in the printed material

                                             Lehman
                              Seligman      Brothers       Lipper
                               Fixed       Government      Fixed
                               Income         Bond         Income
             Date            Portfolio       Index        Average
             ----            ---------       -----        -------
       6/21/88 ........       $10,000       $10,000       $10,000
       6/30/88 ........       $10,000       $10,000       $10,000
       9/30/88 ........       $10,100       $10,169       $10,172
       12/31/88 .......       $10,101       $10,265       $10,301
       3/31/89 ........       $10,121       $10,373       $10,405
       6/30/89 ........       $10,670       $11,207       $11,000
       9/30/89 ........       $10,691       $11,300       $11,077
       12/31/89 .......       $10,979       $11,725       $11,312
       3/31/90 ........       $10,797       $11,580       $11,170
       6/30/90 ........       $11,119       $11,985       $11,551
       9/30/90 ........       $11,162       $12,085       $11,532
       12/31/90 .......       $11,653       $12,748       $11,933
       3/31/91 ........       $11,924       $13,025       $12,393
       6/30/91 ........       $12,094       $13,201       $12,648
       9/30/91 ........       $12,727       $13,953       $13,348
       12/31/91 .......       $13,352       $14,701       $13,990
       3/31/92 ........       $13,121       $14,444       $13,966
       6/30/92 ........       $13,485       $15,016       $14,473
       9/30/92 ........       $14,081       $15,757       $14,984
       12/31/92 .......       $14,099       $15,764       $14,981
       3/31/93 ........       $14,548       $16,476       $15,587
       6/30/93 ........       $14,879       $16,952       $15,993
       9/30/93 ........       $15,249       $17,503       $16,385
       12/31/93 .......       $15,224       $17,444       $16,511
       3/31/94 ........       $14,787       $16,919       $16,108
       6/30/94 ........       $14,622       $16,725       $15,900
       9/30/94 ........       $14,742       $16,796       $15,991
       12/31/94 .......       $14,708       $16,855       $15,927
       3/31/95 ........       $15,215       $17,648       $16,541
       6/30/95 ........       $16,263       $18,743       $17,388
       9/30/95 ........       $16,596       $19,074       $17,717
       12/31/95 .......       $17,530       $19,946       $18,360


One of the key factors to your portfolio's performance is the movement of interest rates. In 1995, moderating economic growth, subdued inflation, and the potential for a credible deficit reduction accord helped lower interest rates. The Federal Reserve Board (FRB) reduced the federal funds rate twice during the year, resulting in a rally in bond prices. This led to a positive total return for your portfolio.

We were neutral as we entered 1995, and began extending the maturities of the issues in the portfolio by purchasing long-term bonds when economic growth started to moderate and bring down the rate of inflation and interest rates. We used this strategy in order to take advantage of declining interest rates, as long-term bonds perform better than short-term bonds in a declining interest rate environment.

We favored U.S. Treasury securities in 1995 over GNMA mortgage-backed securities, as Treasury securities tend to outperform mortgage-backed securities in a declining interest rate environment. Mortgage-backed securities' average maturities shorten as interest rates decline due to the refinancing of mortgages. In addition, your portfolio's position in investment-grade corporate

                                   -- P-5 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Annual Performance Overview (continued)
--------------------------------------------------------------------------------

bonds, which represented 32.3% of the portfolio at December 31, contributed to its strong performance.

Sluggish income growth and high consumer debt will more than likely slow economic growth in the first half of 1996. This moderating growth trend, coupled with a potential balanced-budget accord, could prompt the FRB to ease monetary policy further and lead to continued interest rate declines. If this scenario comes to fruition, we expect that we will continue to hold and purchase long-maturity Treasury Bonds.


Seligman Frontier Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

----------------------------------------------
                  Average Annual Total Returns+

                              One      Since
                              Year   Inception
                              ----   ---------
Seligman Frontier Portfolio  33.28%    32.48%

Lipper Small Company Fund    31.45     24.28*

NASDAQ                       39.93     29.08*

*From September 30, 1994.
----------------------------------------------


   The following table is represented as a line chart in the printed material

                                            Lipper
                                             Small
                             Seligman       Company
                              Frontier       Fund
             Date            Portfolio       Index        NASDAQ
             ----            ---------       -----        ------
       10/11/94 .......       $10,000       $10,000       $10,000
       12/31/94 .......       $10,580        $9,987        $9,839
       3/31/95 ........       $11,300       $10,548       $10,692
       6/30/95 ........       $12,260       $11,525       $12,213
       9/30/95 ........       $13,780       $12,967       $13,654
       12/31/95 .......       $14,101       $13,128       $13,766


The economic growth and con sumer demand in 1995, although slightly slower than 1994's pace, remained strong for the companies in your portfolio, leading to its strong returns.

During the last quarter of 1995, retail sales slowed, which prompted retailers to adjust inventories. These adjustments, in turn, had a negative impact on the trucking industry as the need for new shipments and deliveries abated.

Consequently, both the retail and trucking industries had a difficult year, and while we took action as quickly as possible, your portfolio experienced some losses. On the upside, the continued demand for personal computers, pagers, computer networking, and electronics in automobiles, created strong growth in earnings and share prices for the companies in the technology segment of your portfolio. Finally, the financial sector also performed well as it benefited from the benign interest rate environment and strong demand for new loans.

The outlook for the year ahead is similar to what we have been experiencing. Moderate inflation and low interest rates make for a favorable investment environment. Valuations in the small-cap universe are reasonable. This is especially true of the stocks in your portfolio. Corporate earnings continue to look good, and the managements of the corporations in your portfolio continue to express positive outlooks for the coming year.


Seligman Henderson Global Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

----------------------------------------------
                  Average Annual Total Returns+

                             One     Since
                             Year   Inception
                             ----   ---------
Seligman Henderson Global
 Portfolio                   11.34%    10.05%

EAFE Index                   11.54     10.53

MSCI World Index             21.31     13.04

----------------------------------------------

   The following table is represented as a line chart in the printed material

                             Seligman
                             Henderson                     MSCI
                               Global         EAFE         World
             Date            Portfolio       Index         Index
             ----            ---------       -----         -----
       5/3/93 .........       $10,000       $10,000       $10,000
       6/30/93 ........       $10,010       $10,057       $10,148
       9/30/93 ........       $10,480       $10,731       $10,637
       12/31/93 .......       $11,439       $10,830       $10,821
       3/31/94 ........       $10,987       $11,216       $10,900
       6/30/94 ........       $11,399       $11,797       $11,241
       9/30/94 ........       $11,751       $11,816       $11,495
       12/31/94 .......       $11,591       $11,704       $11,425
       3/31/95 ........       $11,428       $11,931       $11,975
       6/30/95 ........       $11,765       $12,027       $12,502
       9/30/95 ........       $12,603       $12,538       $13,216
       12/31/95 .......       $12,905       $13,055       $13,860


Overall, economic factors have played a relatively modest role in the direction of international stock markets. Economies have gener ally been growing steadily in the more mature countries of the world, although there are some signs of overheating in the Pacific. The consistent decline in inflation almost everywhere has been a very positive feature with rates of inflation invariably coming in lower than consensus estimates. This factor has helped bond markets, and long-bond yields have declined virtually everywhere, providing a positive backdrop for international equity investing.

The key economic question going forward is whether the slowdown in global growth is just temporary or whether it presages a move towards recession. We support the former view as we see modest growth in consumer spending next year helping to keep economies moving along -- although not at a particularly rapid pace.

                                   -- P-6 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
                                                               December 31, 1995
--------------------------------------------------------------------------------

This scenario should also be reasonably favorable for inflation, and there still appears to be very few significant inflationary pressures on a global basis. With this background in mind, we continue to favor financial assets. Provided there is some economic growth this year, corporate earnings should continue to improve leading to a positive stock market background.


Seligman Henderson Global Smaller Companies Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

----------------------------------------------
                  Average Annual Total Returns+

                               One     Since
                              Year   Inception
                              ----   ---------
Seligman Henderson Global
 Smaller Companies Portfolio 17.38%    17.30%

Lipper Global Small
 Companies Average           15.62      8.54*

MSCI World Index             21.31     16.11*

*From September 30, 1994.
----------------------------------------------

   The following table is represented as a line chart in the printed material

                             Seligman
                             Henderson       Lipper
                              Global         Global
                              Smaller        Small          MSCI
                             Companies     Companies       World
             Date            Portfolio      Average        Index
             ----            ---------      -------        -----
       10/11/94 .......       $10,000       $10,000       $10,000
       12/31/94 .......       $10,353       $ 9,584       $ 9,939
       3/31/95 ........       $10,594       $ 9,470       $10,417
       6/30/95 ........       $10,886       $10,182       $10,876
       9/30/95 ........       $11,860       $11,047       $11,497
       12/31/95 .......       $12,152       $11,081       $12,057


Generally, the economic back ground has had a rather mixed effect on smaller companies worldwide. In Japan, smaller companies performed poorly as the economy continued to suffer from the effects of the strong Yen. European smaller companies performed reasonably well in the early part of the year. However, with more recent evidence of slowing economies and fears over what 1996 will bring, smaller companies have begun to underperform larger companies. By contrast, in the US, economic factors have had little impact on smaller companies, which have been boosted by the strength of the technology sector.

Outside the US, smaller companies have generally suffered in recent months as economic growth around the world has slowed. Our economic forecasts suggest that economic growth should improve during 1996, and this would provide a reasonably benign backdrop for smaller companies. We see particularly attractive value in Continental Europe; however, the area with the most potential to improve is Japan -- provided its economy does improve next year. We believe this will be the case and, therefore, we are likely to increase our Japanese weighting steadily over the next few months. Overall, smaller companies continue to provide an abundance of exciting investment opportunities, and we believe the background for investing should be very positive.


Seligman High-Yield Bond Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

----------------------------------------------
                  Average Annual Total Return+

                                       Since
                                     Inception
                                     ---------
Seligman High Yield Bond Portfolio      7.37%

Lipper High-Yield Bond Fund Index       8.79

Merrill Lynch Master Index             10.50

----------------------------------------------

   The following table is represented as a line chart in the printed material

                                            Lipper
                             Seligman     High-Yield      Merrill
                            High-Yield       Bond          Lynch
                               Bond          Fund         Master
             Date            Portfolio       Index         Index
             ----            ---------       -----         -----
       5/1/95 .........       $10,000       $10,000       $10,000
       5/31/95 ........       $10,000       $10,225       $10,312
       6/30/95 ........       $10,030       $10,261       $10,390
       7/31/95 ........       $10,160       $10,469       $10,509
       8/31/95 ........       $10,150       $10,489       $10,573
       9/30/95 ........       $10,300       $10,600       $10,693
       10/31/95 .......       $10,440       $10,671       $10,769
       11/30/95 .......       $10,540       $10,723       $10,875
       12/31/95 .......       $10,737       $10,879       $11,050


The decline in interest rates during 1995 had a positive impact on the performance and growth of your portfolio throughout the year. Increased demand for high current income was evident as investors infused $10.2 billion into high-yield mutual funds.

Your portfolio continued its strategy of investing in credits with improving cash flows, strong industry fundamentals, and seasoned management teams. The hotel and gaming sectors performed well, in particular those located in Atlantic City, as fears of increased competition subsided. Additionally, strong demand within the communications area helped advance many of your portfolio's holdings in this sector. Finally, the health care and utility sectors continue to show positive trends.

We continue to find the high-yield marketplace an attractive investment for those seeking a high level of current income. We expect credit quality to show steady improvements within the media sectors, with tele commu ni cations reform as the driving force.

                                   -- P-7 --

--------------------------------------------------------------------------------
Annual Performance Overview (continued)                        December 31, 1995
--------------------------------------------------------------------------------

Seligman Income Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

----------------------------------------------
                  Average Annual Total Returns+

                    One     Five      Since
                   Year     Yrs.    Inception
                   ----     ----    ---------
Seligman Income   17.98%   13.56%    10.03%
Portfolio

Lipper Income     22.10    12.69     10.69*

S&P 500           37.58    16.59     14.95*

*From June 30, 1988.
----------------------------------------------


   The following table is represented as a line chart in the printed material

                             Seligman
                              Income                      Lipper
            Date             Portfolio      S&P 500       Income
            ----             ---------      -------       ------
       6/21/88 ........       $10,000       $10,000       $10,000
       6/30/88 ........       $10,000       $10,000       $10,000
       9/30/88 ........       $10,090       $10,034       $10,160
       12/31/88 .......       $10,110       $10,344       $10,272
       3/31/89 ........       $10,452       $11,077       $10,615
       6/30/89 ........       $11,097       $12,055       $11,183
       9/30/89 ........       $11,379       $13,346       $11,622
       12/31/89 .......       $11,587       $13,621       $11,776
       3/31/90 ........       $11,566       $13,211       $11,593
       6/30/90 ........       $11,673       $14,042       $11,918
       9/30/90 ........       $10,512       $12,113       $11,311
       12/31/90 .......       $10,880       $13,199       $11,790
       3/31/91 ........       $12,105       $15,116       $12,793
       6/30/91 ........       $12,609       $15,081       $13,032
       9/30/91 ........       $13,639       $15,888       $13,910
       12/31/91 .......       $14,241       $17,220       $14,680
       3/31/92 ........       $14,823       $16,785       $14,826
       6/30/92 ........       $15,190       $17,104       $15,288
       9/30/92 ........       $15,747       $17,643       $15,838
       12/31/92 .......       $16,479       $18,531       $16,122
       3/31/93 ........       $17,376       $19,341       $16,955
       6/30/93 ........       $17,853       $19,435       $17,337
       9/30/93 ........       $18,389       $19,938       $17,903
       12/31/93 .......       $18,518       $20,340       $18,075
       3/31/94 ........       $17,736       $19,626       $17,539
       6/30/94 ........       $17,199       $19,708       $17,453
       9/30/94 ........       $17,785       $20,672       $17,789
       12/31/94 .......       $17,413       $20,669       $17,546
       3/31/95 ........       $18,042       $22,681       $18,512
       6/30/95 ........       $19,265       $24,847       $19,601
       9/30/95 ........       $20,400       $26,821       $20,501
       12/31/95 .......       $20,544       $28,436       $21,421


The dramatic decline in interest rates in 1995 had a very positive impact on your portfolio. Investors' expectations for stable economic growth coupled with modest inflation greatly benefited income-sensitive investments such as bonds, convertible securities, and higher yielding equities - traditional investments for your portfolio.

The financial, technology, and utility industries - three of the larger sectors in the convertible and equity portions of your portfolio - did particularly well. Additionally, the bonds held in your portfolio contributed not only high current income, but also solid capital appreciation. Issue selection will be extremely important for your portfolio's performance in 1996. We will pay particular attention to identifying value, both in the stock and bond markets.

----------
+ Performance data quoted represent past performance and assume that all dividends and distributions are invested in additional shares. The investment return and principal value of an investment will fluctuate so that shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

                                   -- P-8 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Portfolios of Investments                                      December 31, 1995
--------------------------------------------------------------------------------

SELIGMAN CAPITAL PORTFOLIO

                                                      Shares            Value
                                                      ------            -----
COMMON STOCKS -- 95.2%
AUTOMOTIVE AND RELATED -- 3.1%
Cooper Tire & Rubber ........................          5,000        $   123,125
Harley-Davidson .............................          5,800            166,750
                                                                    -----------
                                                                        289,875
                                                                    -----------

BASIC MATERIALS -- 3.1%
Nucor .......................................          2,100            119,962
Olin ........................................          2,300            170,775
                                                                    -----------
                                                                        290,737
                                                                    -----------

BUSINESS SERVICES AND SUPPLIES -- 1.7%
Interpublic Group of Companies ..............          3,600            156,150
                                                                    -----------

COMPUTER GOODS AND SERVICES -- 5.5%
Altera* .....................................          2,200            109,312
FIserv* .....................................          6,000            179,625
Intel .......................................          2,400            136,350
Sequent Computer Systems ....................          6,000             86,250
                                                                    -----------
                                                                        511,537
                                                                    -----------

CONSUMER GOODS AND SERVICES -- 8.6%
Estee Lauder* ...............................          2,500             87,187
Masco .......................................          4,600            144,325
Newell ......................................          5,800            150,075
Oakley* .....................................          5,400            183,600
Tambrands ...................................          1,600             76,400
Tommy Hilfiger* .............................          3,700            156,787
                                                                    -----------
                                                                        798,374
                                                                    -----------

DRUGS AND HEALTH CARE -- 11.5%
Amgen* ......................................          3,600            213,525
Arrow International .........................          3,000            121,875
Columbia/HCA Healthcare .....................          2,900            147,175
Humana* .....................................          5,300            145,087
Mid Atlantic Medical Services ...............          7,400            179,450
Oxford Health Plans .........................          2,500            184,375
Sunrise Medical * ...........................          4,000             74,000
                                                                    -----------
                                                                      1,065,487
                                                                    -----------

FINANCIAL SERVICES -- 11.5%
Amerin* .....................................          7,200            192,150
Donaldson, Lufkin & Jenrette ................          6,000            187,500
MBNA ........................................          4,800            177,000
Progressive (Ohio) ..........................          3,700            180,838
Transatlantic Holdings ......................          1,700            124,738
Travelers ...................................          3,300            207,488
                                                                    -----------
                                                                      1,069,714
                                                                    -----------


----------
* Non-income producing security.
See notes to financial statements.


                                   -- P-9 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------

SELIGMAN CAPITAL PORTFOLIO (continued)

                                                      Shares            Value
                                                      ------            -----
FOOD AND FOOD SERVICES -- 4.4%
Brinker International* ......................          5,200        $    78,650
Hart Brewing ................................         10,650            159,750
PepsiCo .....................................          3,000            167,625
                                                                    -----------
                                                                        406,025
                                                                    -----------

LEISURE AND RELATED -- 10.4%
Chris-Craft Industries* .....................          3,600            155,700
Circus Circus Enterprises* ..................          3,700            103,137
HFS Group* ..................................          2,400            196,200
Infinity Broadcasting* ......................          3,700            137,825
Mattel ......................................          6,250            192,187
Mirage Resorts* .............................          5,200            179,400
                                                                    -----------
                                                                        964,449
                                                                    -----------

MEDICAL EQUIPMENT -- 3.5%
Guidant .....................................          5,000            211,250
Physio-Control International* ...............          6,200            112,375
                                                                    -----------
                                                                        323,625
                                                                    -----------

RETAIL TRADE -- 5.5%
Home Depot ..................................          3,500            167,562
Illinois Tool Works .........................          2,700            159,300
Nordstrom ...................................          2,400             96,900
OfficeMax* ..................................          4,100             91,738
                                                                    -----------
                                                                        515,500
                                                                    -----------

SOFTWARE -- 14.9%
3DO* ........................................          6,500             65,812
7th Level* ..................................          3,800             54,388
Activision* .................................         17,500            193,594
Arbor Software ..............................          2,000             94,000
BMC Software* ...............................          1,500             63,938
Comshare ....................................          7,000            185,500
Microsoft* ..................................          1,900            166,844
Objective Systems Integrators* ..............          1,900            103,787
Spectrum Holobyte* ..........................          7,000             45,063
Sterling Software* ..........................          3,300            205,838
Sybase* .....................................          4,020            144,218
Symantec* ...................................          2,700             62,606
                                                                    -----------
                                                                      1,385,588
                                                                    -----------

SPECIALTY CHEMICALS -- 1.1%
Schulman, A .................................          4,687            104,872
                                                                    -----------


----------
* Non-income producing security.
See notes to financial statements.


                                   -- P-10 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
                                                               December 31, 1995
--------------------------------------------------------------------------------

SELIGMAN CAPITAL PORTFOLIO (continued)

                                                      Shares
                                                        or
                                                     Principal
                                                      Amount            Value
                                                      ------            -----
TECHNOLOGIES -- 3.6%
Litton Industries* ..........................          3,400 shs.   $   151,300
Minerals Technologies .......................          5,000            182,500
                                                                    -----------
                                                                        333,800
                                                                    -----------

TELECOMMUNICATIONS -- 6.8%
British Sky Broadcasting (ADRs) .............          4,900            184,362
Century Telephone Enterprises ...............          4,100            130,175
Viacom (Class B) ............................          3,000            142,125
WorldCom* ...................................          5,100            180,413
                                                                    -----------
                                                                        637,075
                                                                    -----------

Total Common Stocks (Cost $7,412,353) .......                         8,852,808

REPURCHASE AGREEMENTS -- 10.8% (Cost $1,000,000)
HSBC Securities, Inc. 5%, maturing 1/3/1996
   collateralized by: $985,000 U.S.
   Treasury Notes 6 7/8%, 3/31/1997,
   with a fair market value
   of $1,020,059 ............................    $ 1,000,000          1,000,000
                                                                    -----------

Total Investments -- 106.0% (Cost $8,412,353)                         9,852,808
Other Assets Less Liabilities -- (6.0)% .....                          (559,292)
                                                                    -----------
Net Assets -- 100.0% ........................                       $ 9,293,516
                                                                    ===========


----------
* Non-income producing security.
See notes to financial statements.



                                   -- P-11 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------

SELIGMAN CASH MANAGEMENT PORTFOLIO

                                               Annualized
                                                Yield on
                                                Purchase   Principal
                                                  Date      Amount      Value
                                               ---------  ---------   ---------
U.S. GOVERNMENT SECURITIES -- 45.5%
U.S. Treasury Bills, 3/7/1996 ...............     5.50%  $1,600,000  $1,584,365
U.S. Treasury Bills, 4/25/1996 ..............     5.37    2,000,000   1,966,906
                                                                     ----------
Total U.S. Government Securities (Cost $3,551,271)                    3,551,271
                                                                     ----------

BANKERS' ACCEPTANCES -- 2.5% (Cost $198,047)
Chase Manhattan Bank, New York, 3/4/1996 ....     5.76      200,000     198,047
                                                                     ----------

CERTIFICATES OF DEPOSIT -- 6.4%
Harris Trust & Savings, Chicago, 3/1/1996 ...     5.79      300,000     300,010
Wachovia Bank of Georgia, 1/25/1996 .........     5.86      200,000     200,003
                                                                     ----------
Total Certificates of Deposit  (Cost $500,013)                          500,013
                                                                     ----------

COMMERCIAL PAPER -- 37.6%
American Express Credit Corp., 1/17/1996 ....     5.75      250,000     249,371
American General Finance Corp., 2/21/1996 ...     5.74      300,000     297,603
AT&T Capital Corp., 3/15/1996 ...............     5.60      300,000     296,596
Associates Corp. of North America, 4/16/1996      5.55      350,000     344,383
Beneficial Corp., 2/21/1996 .................     5.57      300,000     297,658
CoreStates Financial Corp., 3/27/1996 .......     5.61      300,000     296,044
Ford Motor Credit Corp., 2/12/1996 ..........     5.73      300,000     298,023
General Electric Capital Corp., 2/21/1996 ...     5.75      300,000     297,603
John Deere Capital Corp., 1/31/1996 .........     5.77      250,000     248,821
Pitney Bowes Credit Corp., 2/2/1996 .........     5.71      300,000     298,493
                                                                     ----------
Total Commercial Paper (Cost $2,924,595) ....                         2,924,595
                                                                     ----------

REPURCHASE AGREEMENTS -- 7.7% (cost $600,000)
HSBC Securities, Inc. 5%, maturing 1/3/1996
   collateralized by:
   $590,000 U.S. Treasury Notes 6 7/8%, 3/31/1997,
   with a fair market value of $611,000 .....               600,000     600,000
                                                                     ----------

Total Investments -- 99.7% (Cost $7,773,926).                         7,773,926
Other Assets Less Liabilities -- 0.3% .......                            25,585
                                                                     ----------
Net Assets -- 100.0% ........................                        $7,799,511
                                                                     ==========


SELIGMAN COMMON STOCK PORTFOLIO

                                                      Shares            Value
                                                      ------            -----
COMMON STOCKS -- 84.2%
ADVERTISING -- 1.1%
Omnicom Group ...............................          8,400        $   312,900
                                                                    -----------

AEROSPACE/DEFENSE -- 1.7%
General Motors (Class H) ....................          5,600            275,100
United Technologies .........................          2,300            218,212
                                                                    -----------
                                                                        493,312
                                                                    -----------


----------
See notes to financial statements.


                                   -- P-12 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
                                                               December 31, 1995
--------------------------------------------------------------------------------

SELIGMAN COMMON STOCK PORTFOLIO (continued)
                                                      Shares            Value
                                                      ------            -----
APPAREL AND TEXTILES -- 1.2%
Liz Claiborne ...............................          5,800        $   160,950
Unifi .......................................          8,400            186,375
                                                                    -----------
                                                                        347,325
                                                                    -----------

AUTOMOTIVE AND RELATED -- 1.8%
Echlin ......................................          3,300            120,450
Genuine Parts ...............................          3,000            123,000
Harley-Davidson .............................          5,200            149,500
The Pep Boys ................................          5,400            138,375
                                                                    -----------
                                                                        531,325
                                                                    -----------

BUILDING AND CONSTRUCTION -- 0.8%
Cemex S.A. (ADSs) ...........................         16,875             60,557
Sherwin-Williams ............................          4,000            163,000
                                                                    -----------
                                                                        223,557
                                                                    -----------

CHEMICALS -- 2.4%
Air Products and Chemicals ..................          6,200            327,050
Crompton & Knowles ..........................          7,600            100,700
Dow Chemical ................................          3,900            274,463
                                                                    -----------
                                                                        702,213
                                                                    -----------

CONSUMER GOODS AND SERVICES -- 11.3%
Coca-Cola ...................................          4,800            356,400
Colgate-Palmolive ...........................          4,200            295,050
Eastman Kodak ...............................          3,200            214,400
Gillette ....................................          8,200            427,425
International Flavor & Fragrance ............          5,900            283,200
Lowe's ......................................          4,300            144,050
Morton International ........................          4,200            150,675
RJR Nabisco Holdings ........................          4,400            135,850
PepsiCo .....................................         12,100            676,088
Procter & Gamble ............................          4,500            373,500
Rubbermaid ..................................          7,500            191,250
                                                                    -----------
                                                                      3,247,888
                                                                    -----------

DRUGS AND HEALTH CARE -- 6.2%
Abbott Laboratories .........................          6,200            258,850
American Home Products ......................          2,000            194,000
Bard (C.R.) .................................          5,000            161,250
Bausch & Lomb ...............................          2,500             99,062
Bristol-Myers Squibb ........................          2,900            249,037
Guidant .....................................          3,800            160,550
Mallinckrodt Group ..........................          3,700            134,588
Schering-Plough .............................          9,600            525,600
                                                                    -----------
                                                                      1,782,937
                                                                    -----------


----------
See notes to financial statements.


                                   -- P-13 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------

SELIGMAN COMMON STOCK PORTFOLIO (continued)
                                                      Shares            Value
                                                      ------            -----
ELECTRIC AND GAS UTILITIES -- 1.0%
FPL Group ...................................          6,000        $   278,250
                                                                    -----------

ELECTRONICS -- 0.8%
Motorola ....................................          4,200            239,400
                                                                    -----------

ENERGY -- 11.5%
Anadarko Petroleum ..........................          2,900            156,962
Atlantic Richfield ..........................          2,100            232,575
Baker Hughes ................................          7,000            170,625
Enron .......................................          6,300            240,187
Mobil .......................................          2,400            268,800
Panhandle Eastern ...........................          9,300            259,238
Royal Dutch Petroleum .......................          3,700            522,163
Schlumberger ................................          5,400            373,950
Sonat .......................................          9,200            327,750
Texaco ......................................          4,800            376,800
Union Pacific Resources .....................         13,800            350,175
                                                                    -----------
                                                                      3,279,225
                                                                    -----------

FINANCE AND INSURANCE -- 11.1%
Aetna Life & Casualty .......................          3,200            221,600
American International Group ................          4,000            370,000
Bank of New York ............................          4,800            234,000
BankAmerica .................................          2,200            142,450
Federal National Mortgage Association .......          2,600            322,725
General Re ..................................          3,100            480,500
Household International .....................          1,600             94,600
Morgan (J.P.) ...............................          1,900            152,475
NationsBank .................................          5,814            404,800
PNC Bank ....................................          5,900            190,275
St. Paul Companies ..........................          2,500            139,062
State Street Boston .........................          6,300            283,500
Travelers ...................................          2,500            157,187
                                                                    -----------
                                                                      3,193,174
                                                                    -----------

FOOD -- 4.4%
Campbell Soup ...............................          4,700            282,000
ConAgra .....................................          4,050            167,062
CPC International ...........................          4,200            288,225
General Mills ...............................          4,100            236,775
Sara Lee ....................................          9,500            302,813
                                                                    -----------
                                                                      1,276,875
                                                                    -----------

INDUSTRIAL EQUIPMENT -- 2.6%
Emerson Electric ............................          2,200            179,850
General Electric ............................          7,900            568,800
                                                                    -----------
                                                                        748,650
                                                                    -----------


----------
See notes to financial statements.


                                   -- P-14 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
                                                               December 31, 1995
--------------------------------------------------------------------------------

SELIGMAN COMMON STOCK PORTFOLIO (continued)
                                                      Shares            Value
                                                      ------            -----
LEISURE AND ENTERTAINMENT -- 1.5%
Disney, Walt ................................          2,400        $   141,600
Hasbro ......................................          9,400            291,400
                                                                    -----------
                                                                        433,000
                                                                    -----------

OFFICE EQUIPMENT -- 1.0%
Pitney Bowes ................................          6,400            300,800
                                                                    -----------

PAPER PRODUCTS -- 1.3%
International Paper .........................          3,500            132,563
Kimberly-Clark ..............................          3,000            248,250
                                                                    -----------
                                                                        380,813
                                                                    -----------

PRINTING AND PUBLISHING -- 2.5%
Donnelley (R.R.) ............................          3,000            118,125
Knight-Ridder Newspapers ....................          5,600            350,000
Reader's Digest (Class A) ...................          2,700            138,375
Tribune .....................................          2,000            122,250
                                                                    -----------
                                                                        728,750
                                                                    -----------

RESTAURANTS -- 0.5%
Wendy's International .......................          7,100            150,875
                                                                    -----------

RETAIL TRADE -- 5.5%
American Stores .............................          6,700            179,225
Dillard Department Stores ...................          4,200            119,700
Kmart .......................................          5,800             42,050
Limited .....................................          5,900            102,512
May Department Stores .......................          6,800            287,300
Nordstrom ...................................          6,700            270,513
Penney (J. C.) ..............................          4,000            190,500
Sears, Roebuck ..............................          4,000            156,000
Wal-Mart ....................................          6,600            147,675
Woolworth ...................................          7,200             93,600
                                                                    -----------
                                                                      1,589,075
                                                                    -----------

STEEL -- 0.4%
Nucor .......................................          2,200            125,675
                                                                    -----------

TECHNOLOGY -- 2.9%
Applied Materials ...........................          3,400            133,663
Cray Research ...............................         11,000            272,250
Hewlett-Packard .............................          1,700            142,375
Intel .......................................          2,400            136,350
Teradyne ....................................          5,700            142,500
                                                                    -----------
                                                                        827,138
                                                                    -----------

TELECOMMUNICATIONS -- 1.9%
ALLTEL ......................................          9,100            268,450
American Telephone & Telegraph ..............          4,200            271,950
                                                                    -----------
                                                                        540,400
                                                                    -----------


----------
See notes to financial statements.


                                   -- P-15 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------

SELIGMAN COMMON STOCK PORTFOLIO (continued)
                                                      Shares
                                                        or
                                                     Principal
                                                      Amount            Value
                                                      ------            -----
TELEPHONE UTILITIES -- 1.0%
NYNEX .......................................          5,300 shs.   $   286,200
                                                                    -----------

TOBACCO -- 2.3%
Philip Morris ...............................          4,200            380,100
Schweitzer-Mauduit International ............            300              6,938
UST Inc. ....................................          8,400            280,350
                                                                    -----------
                                                                        667,388
                                                                    -----------

TRANSPORTATION -- 1.8%
Caliber System ..............................          4,850            236,437
Conrail .....................................          2,900            203,000
NFC .........................................         40,000             88,145
                                                                    -----------
                                                                        527,582
                                                                    -----------
MISCELLANEOUS/DIVERSIFIED -- 3.7%
Corning (Delaware) ..........................         12,200            390,400
Dover .......................................          4,400            162,250
Minnesota Mining & Manufacturing ............          4,200            278,250
Tenneco .....................................          5,000            248,125
                                                                    -----------
                                                                      1,079,025
                                                                    -----------

Total Common Stocks (Cost $17,603,035) ......                        24,293,752
                                                                    -----------

SUBORDINATED CONVERTIBLE BONDS -- 1.1%
EMC 4 1/4%, 1/1/2001 ........................    $   125,000            124,375
MascoTech 4 1/2%, 12/15/2003 ................        250,000            195,625
                                                                    -----------
Total Subordinated Convertible Bonds
  (Cost $321,514)............................                           320,000
                                                                    -----------

REPURCHASE AGREEMENTS -- 13.9% (Cost $4,000,000)
HSBC Securities, Inc. 5%, maturing 1/3/1996
  collateralized by:
  $3,950,000 U.S. Treasury Notes 6 7/8%, 3/31/1997,
  with a fair market value of $4,090,591 ....      4,000,000          4,000,000
                                                                    -----------

Total Investments -- 99.2% (Cost $21,924,549)                        28,613,752
Other Assets Less Liabilities -- 0.8% .......                           222,293
                                                                    -----------
Net Assets -- 100.0% ........................                       $28,836,045
                                                                    ===========


----------
See notes to financial statements.


                                   -- P-16 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
                                                               December 31, 1995
--------------------------------------------------------------------------------

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO
                                                      Shares            Value
                                                      ------            -----
COMMON STOCKS -- 97.6%
COMMUNICATIONS INFRASTRUCTURE -- 11.1%
3Com* .......................................         18,000        $   840,375
CIDCO* ......................................         31,000            786,625
Cisco Systems* ..............................          8,000            597,500
ECI Telecommunications ......................         30,000            686,250
General Scanning* ...........................         20,000            195,000
Madge Networks* .............................         10,000            445,625
StrataCom* ..................................          2,500            183,125
Tekelec* ....................................         50,000            528,125
                                                                    -----------
                                                                      4,262,625
                                                                    -----------

COMPUTER HARDWARE/PERIPHERALS -- 14.6%
Adaptec* ....................................         16,000            656,000
Compaq Computers* ...........................         17,000            816,000
Electronics for Imaging* ....................         10,000            433,750
EMC* ........................................         35,000            538,125
Komag* ......................................         12,500            573,438
Mylex* ......................................         20,000            386,250
Read-Rite* ..................................         20,000            463,750
Seagate Technology* .........................         13,000            617,500
Tektronix ...................................         15,000            736,875
Vicor* ......................................         20,000            397,500
                                                                    -----------
                                                                      5,619,188
                                                                    -----------

COMPUTER SOFTWARE -- 21.4%
FTP Software* ...............................         23,000            668,437
Glenayre Technologies* ......................         12,000            747,000
Informix* ...................................         27,000            811,687
Mentor Graphics .............................         30,000            543,750
Microsoft ...................................         10,000            878,125
Netmanage* ..................................         15,000            346,875
Network General .............................         18,000            596,250
Oracle Systems* .............................         18,000            762,750
Parametric Technology* ......................         12,000            796,500
Simware* ....................................        100,000            606,250
Smith Micro Software* .......................         50,000            350,000
Symantec* ...................................         30,000            695,625
Synopsys* ...................................         11,000            419,375
                                                                    -----------
                                                                      8,222,624
                                                                    -----------

CONTRACT MANUFACTURING -- 3.5%
Altron* .....................................         25,000            746,875
Merix* ......................................         20,000            593,750
                                                                    -----------
                                                                      1,340,625
                                                                    -----------

SEMICONDUCTORS -- 23.3%
Altera* .....................................         17,000            844,687
Cypress Semiconductor* ......................         52,000            663,000
Integrated Device Technology* ...............         40,000            517,500


----------
* Non-income producing security.
See notes to financial statements.


                                   -- P-17 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (continued)

                                                      Shares            Value
                                                      ------            -----
SEMICONDUCTORS (continued)
Intel .......................................         13,000        $   738,563
Lattice Semiconductor .......................         24,000            784,500
Linear Technology ...........................         10,000            393,750
LSI Logic* ..................................         22,000            720,500
Maxim Integrated Products* ..................         20,000            770,000
Microchip Technology* .......................         21,000            769,125
National Semiconductor* .....................         30,000            667,500
Tower Semiconductor* ........................         26,500            574,719
VLSI Technology* ............................         40,000            722,500
Xilinx* .....................................         20,000            607,500
Zycon .......................................         15,000            170,625
                                                                    -----------
                                                                      8,944,469
                                                                    -----------

SEMICONDUCTOR CAPITAL EQUIPMENT -- 23.7%
Amtel .......................................         30,000            667,500
Applied Materials ...........................         17,000            668,312
Asyst Technologies ..........................         20,000            707,500
Credence Systems* ...........................         25,000            568,750
Electro Scientific* .........................         25,000            721,875
Electroglas* ................................         30,000            757,500
Fusion Systems* .............................          2,000             55,500
Information Storage Devices* ................         35,000            385,000
KLA Instruments* ............................         25,000            653,125
Lam Research* ...............................         16,000            730,000
Novellus Systems* ...........................         13,000            703,625
Silicon Valley Group* .......................         25,000            632,813
Tencor Instruments* .........................         27,000            658,125
Teradyne* ...................................         30,000            750,000
Varian Associates ...........................         10,000            477,500
                                                                    -----------
                                                                      9,137,125
                                                                    -----------

Total Common Stocks (Cost $41,365,744) ......                        37,526,656

Short-Term Holdings -- 2.6% (Cost $1,000,000)                         1,000,000
                                                                    -----------

Total Investments -- 100.2% (Cost $42,365,744)                       38,526,656
Other Assets Less Liabilities -- (0.2)% .....                           (84,563)
                                                                    -----------
Net Assets -- 100.0% ........................                       $38,442,093
                                                                    ===========


----------
* Non-income producing security.
See notes to financial statements.


                                   -- P-18 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
                                                               December 31, 1995
--------------------------------------------------------------------------------

SELIGMAN FIXED INCOME SECURITIES PORTFOLIO

                                                    Principal
                                                      Amount            Value
                                                      ------            -----
U.S. GOVERNMENT SECURITIES AND AGENCIES -- 49.7%
U.S. GOVERNMENT SECURITIES -- 36.0%
  (Cost $1,411,772)
U.S. Treasury Bonds 8 7/8%, 2/15/2019 .......    $ 1,200,000        $ 1,619,250
                                                                    -----------

U.S. GOVERNMENT AGENCIES -- 13.7%
Government National Mortgage Association:
   10%, 12/15/2020+ .........................        288,116            316,748
   7 1/2%, 6/15/2023+ .......................        291,440            300,001
                                                                    -----------
Total U.S. Government Agencies (Cost $583,506)                          616,749
                                                                    -----------

Total U.S. Government Securities and Agencies
  (Cost $1,995,278) .........................                         2,235,999
                                                                    -----------

CORPORATE BONDS -- 32.3%
AEGON N.V. 8%, 8/15/2006 ....................        150,000            169,296
American Home 7.90%, 2/15/2005 ..............        150,000            169,029
Capital One Bank 8 1/8%, 3/1/2000 ...........        150,000            161,535
First Union 6.55%, 10/15/2035 ...............        200,000            206,979
First USA Bank 5 3/4%, 1/15/1999 ............        100,000             99,565
General Motors Acceptance 5 5/8%, 2/1/1999 ..        150,000            149,692
Golden West Financial 6.70%, 7/1/2002 .......        150,000            154,454
News America Holdings 8 1/4%, 8/10/2018 .....        150,000            164,067
United Telecommunications 9 1/2%, 4/1/2003 ..        150,000            178,041
                                                                    -----------
Total Corporate Bonds (Cost $1,338,167) .....                         1,452,658
                                                                    -----------

REPURCHASE AGREEMENTS  -- 11.1% (Cost $500,000)
HSBC Securities, Inc. 5%, maturing 1/2/1996
  collateralized by:
  $495,000 U.S. Treasury Notes 6 1/8%, 7/31/1996,
  with a fair market value of $509,761 ......        500,000            500,000
                                                                    -----------

Total Investments -- 93.1% (Cost $3,833,445).                         4,188,657
Other Assets Less Liabilities -- 6.9% .......                           307,891
                                                                    -----------
Net Assets -- 100.0% ........................                       $ 4,496,548
                                                                    ===========


----------
+ Investments in mortgage-backed  securities are subject to principal  paydowns.
  As a result of prepayments from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the stated maturity. This in turn may impact the ultimate yield realized from these investments.

See notes to financial statements.


                                   -- P-19 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO

                                                      Shares            Value
                                                      ------            -----
COMMON STOCKS -- 94.8%
ADVERTISING -- 1.9%
DIMAC* ......................................          2,790        $    76,028
Heritage Media (Class A)* ...................          4,045            103,653
Katz Media Group* ...........................          3,530             62,216
                                                                    -----------
                                                                        241,897
                                                                    -----------

AEROSPACE/DEFENSE -- 1.2%
BDM International* ..........................          5,110            148,190
                                                                    -----------

APPAREL -- 0.9%
St. John Knits ..............................          2,060            109,438
                                                                    -----------

BROADCASTING -- 2.5%
Argyle Television* ..........................          3,100             53,475
Evergreen Media (Class A)* ..................          4,800            153,600
Jacor Communications* .......................          4,350             73,950
United Video Satellite Group (Class A)* .....            962             26,215
                                                                    -----------
                                                                        307,240
                                                                    -----------

BUSINESS GOODS AND SERVICES -- 16.1%
Barefoot ....................................          6,730             69,403
Bell & Howell Holdings* .....................          4,890            136,920
BISYS Group* ................................          4,875            148,687
Ceridian* ...................................          4,300            177,375
Corporate Express* ..........................          6,000            180,000
DST Systems* ................................          4,400            125,400
HFS Group* ..................................          1,500            122,625
Interim Services* ...........................          2,140             74,098
Inter-Tel* ..................................          7,800            120,900
National Data ...............................          5,550            138,056
Nu-Kote Holdings (Class A)* .................          7,200            123,300
SITEL* ......................................          7,200            219,600
SPS Transaction Services ....................          2,570             76,136
US Office Products* .........................          7,700            173,731
United Transnet* ............................          8,100            124,538
                                                                    -----------
                                                                      2,010,769
                                                                    -----------

CAPITAL GOODS -- 4.6%
The Carbide/Graphite Group* .................          9,300            133,687
DT Industries ...............................          2,900             38,425
Fusion Systems* .............................          1,245             34,549
Greenfield Industries .......................          2,390             74,389
Oak Industries* .............................          3,330             62,437
UCAR International ..........................          4,600            155,250
Wolverine Tube* .............................          1,955             72,946
                                                                    -----------
                                                                        571,683
                                                                    -----------


----------
* Non-income producing security.
See notes to financial statements.


                                   -- P-20 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
                                                               December 31, 1995
--------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO (continued)

                                                      Shares            Value
                                                      ------            -----
COMMUNICATIONS -- 6.9%
ADFlex Solutions* ...........................          4,000        $   106,000
Arch Communications Group* ..................          5,165            124,283
Aspect Telecommunications* ..................          4,880            162,870
Cellular Communications International* ......            180              9,022
CIDCO* ......................................          4,880            123,830
Madge Networks* .............................          3,939            175,532
MobileMedia (Class A)* ......................          3,720             82,305
ProNet* .....................................          2,470             73,019
                                                                    -----------
                                                                        856,861
                                                                    -----------
COMPUTER HARDWARE PERIPHERALS -- 2.3%
Electronics for Imaging* ....................          2,720            117,980
Planar Systems* .............................          9,010            172,316
                                                                    -----------
                                                                        290,296
                                                                    -----------
COMPUTER SOFTWARE AND SERVICES -- 7.6%
Amisys Managed Care Systems* ................         20,000            382,500
Mentor Graphics* ............................          6,780            122,888
Netmanage* ..................................          6,110            141,294
Oak Technology* .............................            500             21,312
SunGard Data Systems* .......................          3,600            101,250
Synopsys* ...................................          4,840            184,525
                                                                    -----------
                                                                        953,769
                                                                    -----------

CONSUMER GOODS AND SERVICES -- 4.7%
Buckeye Cellulose* ..........................          7,100            156,200
Central Parking .............................          4,000            115,000
Oakley* .....................................          5,700            193,800
ThermoLase* .................................          4,500            116,437
                                                                    -----------
                                                                        581,437
                                                                    -----------

DRUGS AND HEALTH CARE -- 9.8%
AmeriSource Health* .........................          3,630            119,790
Clintrials Research* ........................          3,730             75,532
Community Psychiatric Centers ...............          8,885            108,841
National Surgery Centers* ...................          2,200             50,050
Omnicare ....................................          4,200            187,950
Parexel International* ......................          9,000            306,000
Protein Design Labs* ........................          3,050             70,150
Total Renal Care Holdings* ..................          6,400            188,800
Vivra* ......................................          4,800            120,600
                                                                    -----------
                                                                      1,227,713
                                                                    -----------


----------
* Non-income producing security.
See notes to financial statements.


                                   -- P-21 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO (continued)

                                                      Shares            Value
                                                      ------            -----
ELECTRONICS -- 16.2%
Cognex* .....................................          9,060        $   317,100
Credence Systems* ...........................          5,640            128,310
Cypress Semiconductor* ......................         10,900            138,975
Electro Scientific Industries* ..............          4,330            125,029
Electroglas* ................................          5,620            141,905
Information Storage Devices* ................          8,400             92,400
Lam Research* ...............................          3,960            180,675
Lattice Semiconductor* ......................          3,170            103,619
Microchip Technology* .......................          3,000            109,875
Sanmina* ....................................          3,270            170,040
Semitool* ...................................          1,400             18,113
Silicon Valley Group* .......................          1,000             25,313
Tencor Instruments* .........................          4,600            112,125
Ultratech Stepper* ..........................          3,100             79,825
Vicor * .....................................          8,760            174,105
Xilinx* .....................................          2,200             66,825
Zilog* ......................................          1,000             36,625
                                                                    -----------
                                                                      2,020,859
                                                                    -----------

FARM EQUIPMENT -- 0.7%
AGCO ........................................          1,710             87,210
                                                                    -----------

FINANCIAL SERVICES -- 5.9%
Commerce Bancorp ............................          2,500             55,156
First Investors Financial Services Group* ...          3,900             32,175
First Savings Bank of Washington* ...........          3,700             48,562
Flushing Financial* .........................          3,300             50,325
GCR Holdings* ...............................          2,600             58,175
Jayhawk Acceptance* .........................          8,300             77,813
Klamath First Bancorp* ......................          3,500             47,469
Leasing Solutions* ..........................          3,900             58,988
T. Rowe Price ...............................          2,425            118,825
Roosevelt Financial Group ...................          7,300            140,525
Statewide Financial* ........................          3,800             49,400
                                                                    -----------
                                                                        737,413
                                                                    -----------

FOOD AND BEVERAGES -- 0.6%
Canandaigua Wine (Class A)* .................          2,175             71,231
                                                                    -----------

GAMING -- 0.9%
GTECH Holdings* .............................          4,200            109,200
                                                                    -----------

INSURANCE -- 1.4%
Capmac Holdings* ............................            500             12,562
First Commonwealth * ........................          6,200            159,650
                                                                    -----------
                                                                        172,212
                                                                    -----------

MEDICAL PRODUCTS AND TECHNOLOGY -- 2.1%
Dentsply International ......................          4,485            179,120
Sybron International* .......................          3,280             77,900
                                                                    -----------
                                                                        257,020
                                                                    -----------


----------
* Non-income producing security.
See notes to financial statements.


                                   -- P-22 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
                                                               December 31, 1995
--------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO (continued)

                                                      Shares
                                                        or
                                                     Principal
                                                      Amount            Value
                                                      ------            -----
OIL AND GAS -- 1.9%
Falcon Drilling* ............................          7,200 shs.   $   106,650
Pogo Producing ..............................          4,510            127,408
                                                                    -----------
                                                                        234,058
                                                                    -----------
RESTAURANTS -- 1.3%
Consolidated Products* ......................          2,411             36,014
Longhorn Steaks* ............................          7,000            126,875
                                                                    -----------
                                                                        162,889
                                                                    -----------

RETAIL TRADE -- 0.9%
Casey's General Store .......................          5,295            115,497
                                                                    -----------

SPECIALTY CHEMICALS -- 1.7%
Minerals Technologies .......................          3,700            135,050
Sealed Air* .................................          2,780             78,188
                                                                    -----------
                                                                        213,238
                                                                    -----------

TRANSPORTATION -- 0.8%
Eagle USA Airfreight* .......................          4,000            104,500
                                                                    -----------

UTILITIES -- 1.9%
California Energy* ..........................         12,060            235,170
                                                                    -----------

Total Common Stocks (Cost $11,329,213) ......                        11,819,790

REPURCHASE AGREEMENTS -- 12.0% (Cost $1,500,000)
HSBC Securities, Inc. 5%, maturing 1/3/1996
  collateralized by:
  $1,480,000 U.S. Treasury Notes 6 7/8%,
  3/31/1997 with a fair market value
  of $1,532,677 .............................    $ 1,500,000          1,500,000
                                                                    -----------

Total Investments -- 106.8%
  (Cost $12,829,213) ........................                        13,319,790
Other Assets Less Liabilities -- (6.8)% .....                          (843,679)
                                                                    -----------
Net Assets -- 100.0% ........................                       $12,476,111
                                                                    ===========

SELIGMAN HENDERSON GLOBAL PORTFOLIO

                                                      Shares            Value
                                                      ------            -----
COMMON STOCKS -- 93.5%
BANKING -- 9.8%
Banco de Santander (Spain) ..................          1,279        $    64,000
Deutsche Bank (Germany) .....................            962             45,605
Malayan Banking (Malaysia) ..................          3,500             29,500
Royal Bank of Scotland (UK) .................          5,500             50,016
Siam Commercial Bank (Thailand) .............          3,100             40,857
Societe Generale (France) ...................            556             68,558
Sumitomo Trust Banking (Japan) ..............          4,000             56,425
United Overseas Bank (Singapore) ............          5,684             54,662
                                                                    -----------
                                                                        409,623
                                                                    -----------


----------
* Non-income producing security.
See notes to financial statements.


                                   -- P-23 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL PORTFOLIO (continued)

                                                      Shares            Value
                                                      ------            -----
BUILDING MATERIALS -- 2.7%
LaFarge Coppee (France) .....................            855        $    54,946
Siam Cement (Thailand) ......................            700             38,793
Uralita (Spain) .............................          2,134             19,288
                                                                    -----------
                                                                        113,027
                                                                    -----------
CHEMICALS -- 2.8%
Bayer (Germany) .............................            206             54,608
Norsk Hydro (Norway) ........................          1,006             42,208
Toyo Ink Manufacturing (Japan) ..............          4,000             19,710
                                                                    -----------
                                                                        116,526
                                                                    -----------

CONSUMER PRODUCTS -- 5.2%
CSK (Japan) .................................          2,000             62,415
KAO (Japan) .................................          3,000             37,101
Nestle (Switzerland) ........................             54             59,709
Unilever (UK) ...............................          2,900             59,540
                                                                    -----------
                                                                        218,765
                                                                    -----------

DRUGS AND HEALTH CARE -- 1.3%
Roche Holdings (Switzerland) ................              7             55,351
                                                                    -----------

ELECTRONICS -- 8.6%
Farnell Electronics (UK) ....................          4,300             47,979
Olivetti (Italy) ............................         43,461             34,840
Pioneer Electronics (Japan) .................          6,000            109,565
Samsung Electronics+ (South Korea) ..........          1,000             58,250
Toshiba (Japan) .............................         14,000            109,430
                                                                    -----------
                                                                        360,064
                                                                    -----------

ENGINEERING -- 0.6%
Siebe (UK) ..................................          2,000             24,643
                                                                    -----------

FINANCE AND INSURANCE -- 8.3%
Assicurazione Generali (Italy) ..............          2,513             60,847
AXA (France) ................................            936             62,953
Internationale Nederlanden Group (Netherlands)           966             64,400
Mitsui Marine & Fire (Japan) ................          8,000             56,889
Nomura Securities (Japan) ...................          2,000             43,478
Zurich Versicherung (Switzerland) ...........            193             57,699
                                                                    -----------
                                                                        346,266
                                                                    -----------

INDUSTRIAL GOODS & SERVICES -- 3.1%
BBC Brown Boveri (Switzerland) ..............             55             63,865
Cie Generale des Eaux (France) ..............            652             64,967
                                                                    -----------
                                                                        128,832
                                                                    -----------

LEISURE AND HOTELS -- 1.4%
Granada Group (UK) ..........................          6,000             60,057
                                                                    -----------


----------
+ Rule 144A security.
See notes to financial statements.


                                   -- P-24 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
                                                               December 31, 1995
--------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL PORTFOLIO (continued)

                                                      Shares            Value
                                                      ------            -----
MANUFACTURING -- 5.7%
Adidas (Germany) ............................            589        $    31,080
Caradon (UK) ................................         10,000             30,339
FKI Babcock (UK) ............................         16,125             41,289
Gadjah Tunggal (Indonesia) ..................         76,000             42,795
Tokyo Steel Manufacturing (Japan) ...........          1,000             18,357
Yamaha (Japan) ..............................          4,000             71,884
                                                                    -----------
                                                                        235,744
                                                                    -----------
MEDIA -- 5.5%
News Corp. (Australia) ......................          7,204             38,419
Nippon Television Network (Japan) ...........            110             29,333
Reed Elsevier (Netherlands) .................          4,660             62,017
Reuters Holdings (UK) .......................          5,000             45,780
WPP Group (UK) ..............................         22,000             55,991
                                                                    -----------
                                                                        231,540
                                                                    -----------

METALS -- 3.7%
Hindalco Industries (GDRs) (India) ..........            500             17,000
Mitsubishi Materials (Japan) ................         11,000             56,860
Sumitomo Metal Industries (Japan) ...........         21,000             63,507
Sumitomo Sitix (Japan) ......................          1,000             18,164
                                                                    -----------
                                                                        155,531
                                                                    -----------

PAPER AND PACKAGING -- 1.1%
Stora Kopparbergs (Sweden) ..................          3,854             46,152
                                                                    -----------

RESOURCES -- 5.4%
British Petroleum (UK) ......................          5,700             47,678
Broken Hill Proprietary (Australia) .........          4,861             68,600
ELF Aquitaine (France) ......................            784             57,652
MIM Holdings (Australia) ....................         16,384             22,635
YPF Sociedad Anomima (ADRs) (Argentina) .....          1,400             30,275
                                                                    -----------
                                                                        226,840
                                                                    -----------

RESTAURANTS -- 0.8%
Denny's (Japan) .............................          1,000             33,333
                                                                    -----------

RETAILING -- 5.5%
Aoyama Trading (Japan) ......................            600             19,130
Carrefour Supermarche (France) ..............             85             51,469
Joshin Denki (Japan) ........................          2,000             26,087
Karstadt (Germany) ..........................            101             41,342
Tesco (UK) ..................................         14,300             65,909
Tsutsumi Jewelry (Japan) ....................            500             24,976
                                                                    -----------
                                                                        228,913
                                                                    -----------


----------
See notes to financial statements.


                                   -- P-25 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL PORTFOLIO (continued)

                                                    Shares or
                                                    Principal
                                                      Amount            Value
                                                      ------            -----
SHIPBUILDING -- 2.2%
Jurong Shipyard (Singapore) .................          9,000 shs.   $    69,363
Kvaerner Industries (Norway) ................            713             23,842
                                                                    -----------
                                                                         93,205
                                                                    -----------

SUPPORT SERVICES -- 0.7%
Rentokil (UK) ...............................          5,900             30,672
                                                                    -----------

TELECOMMUNICATIONS -- 7.1%
Grupo Carso (ADRs)*+ (Mexico) ...............          1,000             10,669
Hong Kong Telecommunications (Hong Kong) ....         29,400             52,470
L.M. Ericsson (Series B) (Sweden) ...........          3,040             59,529
Nippon Telegraph & Telephone (Japan) ........             15            121,015
Tele Danmark (Series B) (Denmark) ...........          1,004             54,695
                                                                    -----------
                                                                        298,378
                                                                    -----------

TOBACCO -- 1.6%
B.A.T. Industries (UK) ......................          7,500             66,050
                                                                    -----------

TRANSPORTATION -- 8.0%
East Japan Railway (Japan) ..................             25            121,256
Lufthansa (Germany) .........................            365             50,437
Mitsui O.S.K. Lines (Japan) .................         20,000             63,961
Perusahaan Otomobil Nasional (Malaysia) .....         10,000             35,250
Swire Pacific (Hong Kong) ...................          8,000             62,076
                                                                    -----------
                                                                        332,980
                                                                    -----------

UTILITIES -- 0.8%
Iberdrola (Spain) ...........................          3,486             31,794
                                                                    -----------

MISCELLANEOUS -- 1.6%
Roussel (France) ............................            383             64,790
                                                                    -----------

Total Common Stocks (Cost $3,661,623) .......                         3,909,076
                                                                    -----------

CONVERTIBLE BONDS -- 1.0%
ELECTRONICS -- 0.4%
Teco Electronics & Machinery (Taiwan) 2 3/4%,
4/15/2004 ...................................    $    20,000             15,675
                                                                    -----------

MANUFACTURING -- 0.6%
Gujurat Ambuja Cement (India) 3 1/2%, 6/30/1999       20,000             26,900
                                                                    -----------
Total Convertible Bonds (Cost $43,724) ......                            42,575
                                                                    -----------

Total Investments -- 94.5% (Cost $3,705,347).                         3,951,651
Other Assets Less Liabilities -- 5.5% .......                           231,578
                                                                    -----------
Net Assets -- 100.0% ........................                       $ 4,183,229
                                                                    ===========


----------
* Non-income producing security.
+ Rule 144A security.
See notes to financial statements.


                                   -- P-26 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
                                                               December 31, 1995
--------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO

                                                      Shares            Value
                                                      ------            -----
COMMON STOCKS -- 91.5%
ADVERTISING -- 1.4%
DIMAC* (US) .................................            965        $    26,296
Heritage Media (Class A)* (US) ..............          1,140             29,213
Katz Media Group* (US) ......................            800             14,100
                                                                    -----------
                                                                         69,609
                                                                    -----------

AUTOMOTIVE PARTS MANUFACTURING -- 5.1%
Forsheda (Sweden) ...........................          3,458             54,692
Industria Macchine Auto (Italy) .............            300              2,021
Kiekert* (Germany) ..........................            700             41,664
Montupet (France) ...........................            439             48,316
Nokian Tyres* (Finland) .....................          5,000             50,487
Sylea (France) ..............................            655             47,257
                                                                    -----------
                                                                        244,437
                                                                    -----------

BUILDING MATERIALS -- 1.3%
Mulia Industrindo (Indonesia) ...............          8,000             22,567
Polypipe (UK) ...............................         15,000             40,736
                                                                    -----------
                                                                         63,303
                                                                    -----------

BUSINESS SERVICES -- 3.1%
BISYS Group* (US) ...........................          1,000             30,500
Fujitsu Business Systems (Japan) ............          1,000             26,280
International Business Communications
  Holdings (UK) .............................          7,000             31,068
Nu-Kote Holdings (Class A)*(US) .............          1,690             28,941
SunGard Data Systems*(US) ...................          1,160             32,625
                                                                    -----------
                                                                        149,414
                                                                    -----------

CAPITAL GOODS -- 1.5%
Fusion Systems* (US) ........................            800             22,200
Stayer Group* (Italy) .......................         13,320             21,809
Tsubakimoto Precision (Japan) ...............          2,000             27,633
                                                                    -----------
                                                                         71,642
                                                                    -----------

CHEMICALS -- 1.0%
Chemical Company of Malaysia (Malaysia) .....          3,000              5,967
Dalloz* (France) ............................             53             11,018
Toshiba Chemical (Japan) ....................          1,000              8,271
Toyo Ink Manufacturing (Japan) ..............          5,000             24,638
                                                                    -----------
                                                                         49,894
                                                                    -----------

COMMERCIAL SERVICES -- 0.4%
Skilled Engineering (Australia) .............          7,000             17,781
                                                                    -----------

COMPUTER SOFTWARE -- 1.0%
Dendrite International* (US) ................            900             16,425
Synopsys* (US) ..............................            870             33,169
                                                                    -----------
                                                                         49,594
                                                                    -----------


----------
* Non-income producing security.
See notes to financial statements.


                                   -- P-27 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                                      Shares            Value
                                                      ------            -----
CONSTRUCTION AND PROPERTY -- 6.8%
Asas Dunia Berhad (Malaysia) ................          2,000        $     5,672
Ashstead Group (UK) .........................         15,000             40,271
Bau Holdings (Austria) ......................          1,380             51,746
Bukit Sembawang Estates (Singapore) .........          1,000             21,919
Danske Traelastkompagni (Denmark) ...........            993             66,950
Higashi Nihon House (Japan) .................          2,000             32,850
Mitsui Home (Japan) .........................          2,000             31,884
New Asia Realty ( Hong Kong) ................          9,000             17,226
Ruberoid (UK) ...............................         13,000             28,848
Tilbury Douglas (UK) ........................          4,500             31,075
                                                                    -----------
                                                                        328,441
                                                                    -----------

CONSUMER GOODS AND SERVICES -- 5.6%
Apcoa Parking* (Germany) ....................            675             44,217
Canandaigua Wine (Class A)* (US) ............          1,215             39,791
Central Parking* (US) .......................          1,000             28,750
Oakley* (US) ................................          2,000             68,000
Rentsch, Walter Holdings (Switzerland) ......             67             10,915
St. John Knits (US) .........................            450             23,906
SITEL* (US) .................................          1,500             45,750
Sorini (Indonesia) ..........................          2,000             10,103
                                                                    -----------
                                                                        271,432
                                                                    -----------

DRUGS AND HEALTH CARE -- 2.4%
Darya-Varia Lab (Indonesia) .................          5,000              9,102
Horizon Mental Health Management (US) .......          1,800             29,925
Parexel International* (US) .................          1,000             34,000
Protein Design Lab* (US) ....................          1,840             42,320
                                                                    -----------
                                                                        115,347
                                                                    -----------

ELECTRICAL DISTRIBUTION -- 0.7%
Trifast (UK) ................................          5,600             32,762
                                                                    -----------

ELECTRONICS -- 5.7%
Credence Systems* (US) ......................          1,325             30,144
Electro Scientific Industries* (US) .........          1,890             54,574
Enplas (Japan) ..............................          1,000             18,647
Horiba Instruments (Japan) ..................          2,000             25,894
ISA International (UK) ......................         16,500             39,176
Lem Holdings (Switzerland) ..................             67             23,630
Otra N.V. (Netherlands) .....................          3,640             64,515
Sanmina* (US) ...............................            340             17,680
                                                                    -----------
                                                                        274,260
                                                                    -----------

FINANCIAL SERVICES -- 4.6%
Finnveden (Series B)* (Sweden) ..............          3,250             33,289
Fokus Bank (Norway) .........................          6,500             35,064
Ichiyoshi Securities (Japan) ................          4,000             27,053
Manhattan Card (Hong Kong) ..................         60,500             25,820


----------
* Non-income producing security.
See notes to financial statements.


                                   -- P-28 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
                                                               December 31, 1995
--------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                                      Shares            Value
                                                      ------            -----
FINANCIAL SERVICES (continued)
Jayhawk Acceptance* (US) ....................          3,200        $    30,000
T. Rowe Price (US) ..........................            340             16,660
Roosevelt Financial Group (US) ..............          2,400             46,200
World Acceptance* (US) ......................            900              9,844
                                                                    -----------
                                                                        223,930
                                                                    -----------

GAMING -- 0.7%
Grand Casinos (US) ..........................            600             13,988
GTECH Holdings* (US) ........................            700             18,200
                                                                    -----------
                                                                         32,188
                                                                    -----------

INDUSTRIAL GOODS & SERVICES -- 1.1%
Angpanneforeningen (Class B) (Sweden) .......          3,550             54,009
                                                                    -----------

MANUFACTURING -- 13.9%
AGCO (US) ...................................            400             20,400
Asahi Diamond Industries (Japan) ............          2,000             28,019
Danto (Japan) ...............................          2,200             27,208
David Brown Group (UK) ......................          9,357             28,606
Dominick Hunter (UK) ........................          9,300             47,049
Equipments et Composants pour l'Industrie
  Automobile (France) .......................            380             40,118
Futuris (Australia) .........................         20,000             19,609
Glory Kogyo (Japan) .........................          1,000             36,715
Hokushin (Japan) ............................          2,000             23,768
Iro* (Sweden) ...............................          4,700             53,097
Kalmar Industries (Sweden) ..................          3,563             59,037
Namura Shipbuilding (Japan) .................          5,000             27,536
Nichicon (Japan) ............................          2,000             29,372
Opta Food Ingredients (US) ..................          3,700             46,712
Plettac (Germany) ...........................            240             59,311
Sodick (Japan) ..............................          3,000             28,116
Stoves* (UK) ................................          5,000             20,174
Tsudakoma (Japan) ...........................          4,000             25,121
Wellington Holdings (UK) ....................          9,000             34,637
Yue Yuen Industrial Holdings (Hong Kong) ....         64,000             16,967
                                                                    -----------
                                                                        671,572
                                                                    -----------

MEDIA -- 1.7%
Capital Radio (UK) ..........................          4,500             37,221
Hodder Headline (UK) ........................          2,700             10,559
Nippon Television Network (Japan) ...........          1,000             11,981
Sistem Televisyen of Malaysia (Malaysia) ....          3,000             10,811
United Video Satellite Group (Class A)* (US)             445             12,126
                                                                    -----------
                                                                         82,698
                                                                    -----------


----------
* Non-income producing security.
See notes to financial statements.


                                   -- P-29 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                                      Shares            Value
                                                      ------            -----
MEDICAL PRODUCTS AND TECHNOLOGY -- 2.6%
Hitachi Medical (Japan) .....................          2,000        $    28,599
IDX Systems (US) ............................            800             27,700
Norland Medical Systems (US) ................          2,000             45,750
Summit Medical Systems* (US) ................          1,000             21,250
                                                                    -----------
                                                                        123,299
                                                                    -----------

METALS -- 1.4%
Nakayama Steel Works (Japan) ................          4,000             21,952
Sanyo Special Steel (Japan) .................          6,000             25,971
Sumitomo Sitix (Japan) ......................          1,000             18,164
                                                                    -----------
                                                                         66,087
                                                                    -----------

PAPER AND PACKAGING -- 2.6%
Applied Extrusion Technology (US) ...........          3,500             44,188
Bobst AG (Switzerland) ......................              6              9,359
Rengo (Japan) ...............................          5,000             33,333
Wace Group (UK) .............................         10,000             38,020
                                                                    -----------
                                                                        124,900
                                                                    -----------

RESOURCES -- 1.6%
California Energy (US) ......................          2,500             48,750
Nittetsu Mining (Japan) .....................          3,000             29,855
                                                                    -----------
                                                                         78,605
                                                                    -----------

RESTAURANTS -- 2.7%
Aiya (Japan) ................................          2,000             25,121
Kentucky Fried Chicken (Japan) ..............          2,000             32,850
Pizza Express (UK) ..........................         11,500             38,726
Sagami Chain (Japan) ........................          2,000             33,043
                                                                    -----------
                                                                        129,740
                                                                    -----------

RETAILING -- 8.2%
Courts (Singapore) ..........................         11,000             16,800
Fotolabo Club (Switzerland) .................            175             69,757
Frost Group (UK) ............................          9,000             27,235
Hamleys (UK) ................................          6,500             35,204
Hornbach Baumarkt (Germany) .................          1,530             65,716
Jardine International Motor Holdings (Hong Kong)      16,000             18,209
Jean Pascale (Germany) ......................          1,612             48,927
Pet City (UK) ...............................          5,100             30,233
Tsutsumi Jewelry (Japan) ....................          1,000             49,952
Xebio (Japan) ...............................          1,000             35,266
                                                                    -----------
                                                                        397,299
                                                                    -----------

SUPPORT SERVICES -- 1.9%
COREstaff* (US) .............................          2,500             92,188
                                                                    -----------


----------
* Non-income producing security.
See notes to financial statements.


                                   -- P-30 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
                                                               December 31, 1995
--------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                                    Shares or
                                                    Principal
                                                      Amount            Value
                                                      ------            -----
TECHNOLOGY -- 5.1%
Amisys Managed Care Systems* (US) ...........          5,000 shs.   $    95,625
Asyst Technologies* (US) ....................            800             28,300
Electronics for Imaging* (US) ...............            940             40,773
Learning Tree International (US) ............          2,500             39,375
Opal (US) ...................................          2,500             32,500
Photon Dynamics* (US) .......................          1,500             11,813
                                                                    -----------
                                                                        248,386
                                                                    -----------

TELECOMMUNICATIONS -- 1.0%
Arch Communications Group* (US) .............          1,100             26,469
Loxley (Thailand) ...........................          1,000             20,326
                                                                    -----------
                                                                         46,795
                                                                    -----------

TRANSPORTATION -- 2.4%
Comfort Group (Singapore) ...................         20,000             16,970
Eagle USA Airfreight* (US) ..................          3,000             78,375
Iino Kaiun* (Japan) .........................          4,000             22,725
                                                                    -----------
                                                                        118,070
                                                                    -----------

MISCELLANEOUS -- 4.0%
BT Industries (Sweden) ......................          5,000             54,227
BUT (France) ................................            210             11,342
Technip* (France) ...........................            923             63,395
Thorkild Kristensen (Denmark) ...............          1,252             66,779
                                                                    -----------
                                                                        195,743
                                                                    -----------

Total Common Stocks (Cost $4,264,531)........                         4,423,425
                                                                    -----------

CONVERTIBLE BONDS -- 0.1% (Cost $6,313)
MANUFACTURING -- 0.1%
Gujurat Ambuja Cement (India)
  3 1/2%, 6/30/1999 .........................    $     5,000              6,725
                                                                    -----------

Total Investments -- 91.6% (Cost $4,270,844).                         4,430,150
Other Assets Less Liabilities -- 8.4% .......                           406,466
                                                                    -----------
Net Assets -- 100.0% ........................                       $ 4,836,616
                                                                    ===========


----------
* Non-income producing security.
See notes to financial statements.


                                   -- P-31 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO

                                                    Principal
                                                      Amount            Value
                                                      ------            -----
CORPORATE BONDS -- 91.2%
BROADCASTING -- 0.2%
Allbritton Communications 1 1/2%, 8/15/2004 .    $     7,000        $     7,394
                                                                    -----------

CABLE SYSTEMS -- 14.9%
Comcast 10 5/8%, 7/15/2012 ..................        100,000            113,375
Le Groupe Videotron Ltee 10 5/8%, 2/15/2005..        100,000            107,125
People's Choice Television
  0% (13 1/8%**), 6/1/2004 ..................        100,000             57,750
Rogers Cable Systems 11%, 12/1/2015 .........        100,000            108,000
United International 0% (14%#), 11/15/1999 ..        100,000             62,500
                                                                    -----------
                                                                        448,750
                                                                    -----------

CELLULAR -- 3.5%
Centennial Cellular 10 1/8%, 5/15/2005 ......        100,000            105,250
                                                                    -----------

CHEMICALS -- 3.6%
Arcadian Partners 10 3/4%,  5/1/2005 ........         50,000             55,250
NL Industries 11 3/4%, 10/15/2003 ...........         50,000             53,625
                                                                    -----------
                                                                        108,875
                                                                    -----------

CONSUMER PRODUCTS -- 3.5%
Williamhouse-Regency 13%, 11/15/2005+ .......        100,000            105,500
                                                                    -----------

ENERGY--7.0%
TransTexas Gas 11 1/2%, 6/15/2002 ...........        100,000            103,750
United Meridian 10 3/8%, 10/15/2005 .........        100,000            106,250
                                                                    -----------
                                                                        210,000
                                                                    -----------

FINANCIAL SERVICES -- 2.7%
Olympic Financial 13%, 5/1/2000 .............         75,000             82,125
                                                                    -----------

GAMING/HOTEL -- 14.1%
Aztar 11%, 10/1/2002 ........................         50,000             50,125
Casino Magic Finance 11 1/2%, 10/15/2001 ....         75,000             64,875
Grand Casinos 10 1/8%, 12/1/2003 ............         50,000             52,375
Stratosphere 14 1/4%, 5/15/2002 .............         50,000             56,750
Trump Hotels & Casino Resorts Funding
  15 1/2%, 6/15/2005 ........................         50,000             53,750
Trump Plaza Funding 10 7/8%, 6/15/2001 ......         50,000             52,000
Trump Taj Mahal 11.35%, 11/15/1999 ..........        100,000             95,113
                                                                    -----------
                                                                        424,988
                                                                    -----------

HEALTH CARE -- 4.1%
Dade International 13%, 2/1/2005 ............         20,000             22,400
Regency Health Services 9 7/8%, 10/15/2002 ..        100,000             99,750
                                                                    -----------
                                                                        122,150
                                                                    -----------


----------
 + Rule 144A security.
** Deferred-interest  debentures  pay no interest for a  stipulated  number of years, after which they pay the indicated coupon rate.
#  Represents effective yield on zero coupon bond.
See notes to financial statements.


                                   -- P-32 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
                                                               December 31, 1995
--------------------------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                                    Principal
                                                      Amount            Value
                                                      ------            -----
LEISURE -- 3.4%
Premier Parks 12%, 8/15/2003 ................    $   100,000        $   103,000
                                                                    -----------

MANUFACTURING -- 3.4%
Howmet 10%, 12/1/2003+ ......................         50,000             52,750
RBX 11 1/4%, 10/15/2005+ ....................         50,000             49,250
                                                                    -----------
                                                                        102,000
                                                                    -----------

PAGING -- 6.3%
Metrocall 10 3/8%, 10/1/2007 ................        100,000            106,500
ProNet 11 7/8%, 6/15/2005 ...................         75,000             82,875
                                                                    -----------
                                                                        189,375
                                                                    -----------

RETAILING -- 2.1%
Thrifty Payless 11 3/4%, 4/15/2003 ..........         10,000             10,875
Thrifty Payless 12 1/4%, 4/15/2004 ..........         50,000             53,750
                                                                    -----------
                                                                         64,625
                                                                    -----------

SUPERMARKETS -- 5.1%
Pathmark Stores 11 5/8%, 6/15/2002 ..........        100,000            101,000
Ralph's Grocery 10.45%, 6/15/2004 ...........         50,000             50,875
                                                                    -----------
                                                                        151,875
                                                                    -----------

TELECOMMUNICATIONS -- 10.8%
Fonorola 12 1/2%, 8/15/2002 .................        100,000            105,500
IXC Communications 13%, 10/1/2005+ ..........        100,000            106,500
Mobile Telecommunication Technologies
  13 1/2%, 12/15/2002 .......................        100,000            111,500
                                                                    -----------
                                                                        323,500
                                                                    -----------

THEATRES -- 3.0%
Plitt Theatres 10 7/8%, 6/15/2004 ...........        100,000             90,500
                                                                    -----------

UTILITIES -- 3.5%
Midland Cogeneration Venture 11 3/4%, 7/23/2005      100,000            105,257
                                                                    -----------
Total Corporate Bonds -- (Cost $2,681,011) ..                         2,745,164
                                                                    -----------

CONVERTIBLE BONDS -- 3.0%
COMPUTERS AND RELATED SERVICES -- 1.6%
EMC 4 1/4%, 1/1/2001 ........................         50,000             49,750
                                                                    -----------

SEMICONDUCTORS -- 1.4%
Integrated Device Technologies 5 1/2%, 6/1/2002       50,000             41,125
                                                                    -----------

Total Convertible Bonds (Cost $97,640) ......                            90,875
                                                                    -----------

Total Investments -- 94.2% (Cost $2,778,651).                         2,836,039
Other Assets Less Liabilitie s -- 5.8% ......                           173,383
                                                                    -----------
Net Assets -- 100.0% .........................                       $ 3,009,422
                                                                    ===========


----------
+ Rule 144A security.
See notes to financial statements.


                                   -- P-33 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------

SELIGMAN INCOME PORTFOLIO
                                                    Principal
                                                      Amount            Value
                                                      ------            -----
CONVERTIBLE SECURITIES -- 41.0%
SUBORDINATED CONVERTIBLE BONDS -- 23.9%
CONSUMER GOODS AND SERVICES -- 2.4%
Unifi 6%, 3/15/2002 .........................    $   300,000        $   302,250
                                                                    -----------

DRUGS AND HEALTH CARE -- 1.7%
Pharmaceutical Marketing Services
6 1/4%, 2/1/2003+ ...........................        235,000            211,500
                                                                    -----------

ELECTRONICS -- 1.4%
Micropolis 6%, 3/15/2012 ....................        350,000            173,250
                                                                    -----------

ENERGY -- 3.8%
Kelley Oil & Gas 8 1/2%, 4/1/2000 ...........        285,000            159,244
Sante Fe Pipelines 11.162%, 8/15/2010 .......        250,000            316,875
                                                                    -----------
                                                                        476,119
                                                                    -----------

ENTERTAINMENT/PUBLISHING -- 0.6%
Time Warner 8 1/4%, 1/10/2015 ...............         76,750             79,436
                                                                    -----------

INSURANCE -- 1.9%
Trenwick Group 6%, 12/15/1999 ...............        200,000            236,000
                                                                    -----------

MACHINERY -- 1.6%
Cooper Industries 7.05%, 1/1/2015 ...........        200,000            207,000
                                                                    -----------

RETAILING -- 1.4%
CML Group 5 1/2%, 1/15/2003 .................        250,000            181,250
                                                                    -----------

TECHNOLOGY -- 1.6%
EMC 4 1/4%, 1/1/2001 ........................        200,000            199,000
                                                                    -----------

TELECOMMUNICATIONS -- 3.3%
LDDS Communications 5%, 8/15/2003 ...........        250,000            263,750
Network Equipment 7 1/4%, 5/15/2014 .........        147,000            153,431
                                                                    -----------
                                                                        417,181
                                                                    -----------

TRANSPORTATION -- 0.8%
Airborne Freight 6 3/4%, 8/15/2001 ..........        100,000            100,500
                                                                    -----------

MISCELLANEOUS/DIVERSIFIED -- 3.4%
MascoTech 4 1/2%,12/15/2003 .................        300,000            234,750
TriMas 5%, 8/1/2003 .........................        200,000            196,000
                                                                    -----------
                                                                        430,750
                                                                    -----------

Total Subordinated Convertible Bonds
(Cost $3,129,412) ...........................                         3,014,236
                                                                    -----------


----------
+ Rule 144A security.
See notes to financial statements.


                                   -- P-34 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
                                                               December 31, 1995
--------------------------------------------------------------------------------

SELIGMAN INCOME PORTFOLIO (continued)
                                                    Shares or
                                                    Principal
                                                      Amount            Value
                                                      ------            -----
CONVERTIBLE PREFERRED STOCKS -- 17.1%
BANKING AND FINANCE -- 2.1%
National City $4.00 .........................          3,300 shs.   $   259,875
                                                                    -----------

ENERGY -- 2.5%
Snyder Oil (Class A) 6% .....................          5,000             98,750
Unocal $3.50+ ...............................          4,000            214,500
                                                                    -----------
                                                                        313,250
                                                                    -----------
INSURANCE -- 4.4%
Alexander & Alexander (Series A) $3.625+ ....          1,500             74,812
American General (Series A) $3.00 ...........          4,500            235,688
St. Paul Capital 6% .........................          4,500            253,125
                                                                    -----------
                                                                        563,625
                                                                    -----------

PAPER -- 1.1%
International Paper Capital 5 1/4%+ .........          3,000            136,125
                                                                    -----------

RETAILING -- 0.7%
TJX $3.125 ..................................          2,000             89,500
                                                                    -----------

TELECOMMUNICATIONS -- 1.6%
Mobile Telecommunication Technologies $2.25+           6,500            208,000
                                                                    -----------

TRANSPORTATION -- 4.0%
GATX $3.875 .................................          5,000            287,500
Sea Containers $4.00 ........................          5,000            218,750
                                                                    -----------
                                                                        506,250
                                                                    -----------

MISCELLANEOUS -- 0.7%
Corning (Delaware) 6% .......................          1,700             85,638
                                                                    -----------

Total Convertible Preferred Stocks
(Cost $2,143,676) ...........................                         2,162,263
                                                                    -----------
Total Convertible Securities (Cost $5,273,088)                        5,176,499
                                                                    -----------

CORPORATE BONDS -- 20.4%
AUTOMOTIVE -- 5.7%
Chrysler Financial 6 1/2%, 6/15/1998 ........    $   200,000            203,392
Ford Motor Credit 6 3/4%, 8/15/2008 .........        250,000            258,437
General Motors Acceptance 5 1/4%, 2/1/1999...        250,000            249,486
                                                                    -----------
                                                                        711,315
                                                                    -----------

BANKING AND FINANCE -- 6.9%
Capital One Bank 8 1/8%, 3/1/2000 ...........        250,000            269,225
First USA Bank 5 3/4%, 1/15/1999 ............        100,000             99,565
MBNA 6.15%, 10/1/2003 .......................        500,000            498,158
                                                                    -----------
                                                                        866,948
                                                                    -----------

INSURANCE -- 2.2%
AEGON N.V. 8%, 8/15/2006 ....................        250,000            282,160
                                                                    -----------

TELECOMMUNICATIONS -- 3.3%
United Telecommunications 9 1/2%, 4/1/2003...        350,000            415,430
                                                                    -----------


----------
+ Rule 144A security.
See notes to financial statements.


                                   -- P-35 --

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Portfolios of Investments (continued)                          December 31, 1995
--------------------------------------------------------------------------------

SELIGMAN INCOME PORTFOLIO (continued)
                                                    Principal
                                                      Amount
                                                    or Shares           Value
                                                    ---------           -----
MISCELLANEOUS -- 2.3%
Tenneco Credit 9 5/8%, 8/15/2001 ............    $   250,000        $   290,565
                                                                    -----------

Total Corporate Bonds (Cost $2,438,843) .....                         2,566,418
                                                                    -----------

COMMON STOCKS -- 16.1%
ELECTRIC AND GAS UTILITIES -- 5.0%
Atlanta Gas and Light .......................          6,000 shs.       118,500
CINergy .....................................          9,718            297,614
Entergy .....................................          2,600             76,050
FPL Group ...................................          3,000            139,125
                                                                    -----------
                                                                        631,289
                                                                    -----------

FOOD -- 2.7%
ConAgra .....................................          8,141            335,807
                                                                    -----------

INSURANCE -- 0.5%
GCR Holdings ................................          3,000             67,125
                                                                    -----------

RETAILING -- 0.2%
Kmart .......................................          3,200             23,200
                                                                    -----------

STEEL -- 1.1%
Inland Steel Industries .....................          5,406            135,826
                                                                    -----------

TRANSPORTATION -- 2.4%
Consolidated Freightways ....................         10,000            265,000
NFC .........................................         20,000             44,072
                                                                    -----------
                                                                        309,072
                                                                    -----------

UTILITIES/TELECOMMUNICATIONS -- 4.2%
Bell Atlantic ...............................          4,000            267,500
GTE .........................................          3,000            132,000
Network Equipment Technologies ..............          4,857            132,964
                                                                    -----------
                                                                        532,464
                                                                    -----------

Total Common Stocks (Cost $1,596,384) .......                         2,034,783
                                                                    -----------

U.S. GOVERNMENT SECURITIES -- 8.5%
U.S. Treasury Notes 7 3/4%, 12/31/1999 ......    $   500,000            542,968
U.S. Treasury Notes 6 1/2%, 5/15/2005 .......        500,000            532,969
                                                                    -----------
Total U.S. Government Securities
(Cost $1,052,426) ...........................                         1,075,937
                                                                    -----------

REPURCHASE AGREEMENTS -- 7.9% (Cost $1,000,000)
HSBC Securities, Inc. 5%, maturing 1/3/1996
collateralized by:
$985,000 U.S. Treasury Notes
  6 7/8%, 3/31/1997, with a fair
  market value of $1,020,059 .................     1,000,000          1,000,000
                                                                    -----------

Total Investments -- 93.9% (Cost $11,360,741)                        11,853,637
Other Assets Less Liabilities -- 6.1% ........                          765,843
                                                                    -----------
Net Assets -- 100.0% .........................                      $12,619,480
                                                                    ===========


----------
See notes to financial statements.


                                   -- P-36 --

                       This page intentionally left blank.






                                   -- P-37 --

                           Seligman Portfolios, Inc.


-----------------------------------------------------------------------------------------------------------------------------
Statements of Assets and Liabilities
-----------------------------------------------------------------------------------------------------------------------------

                                                                   Seligman       Seligman         Seligman        Seligman
                                                  Seligman           Cash          Common       Communications   Fixed Income
                                                   Capital        Management       Stock       and Information    Securities
                                                  Portfolio       Portfolio      Portfolio        Portfolio       Portfolio
                                                ------------    ------------    ------------    ------------    ------------
ASSETS:
Investments, at value (see
   portfolios of investments):

Common Stocks ...............................   $  8,852,808    $       --      $ 24,293,752    $ 37,526,656    $       --
Convertible Securities ......................           --              --           320,000            --              --
U.S. Government Securities
    and Agencies ............................           --         3,551,271            --              --         2,235,999
Corporate Bonds .............................           --              --              --              --         1,452,658
Bankers' Acceptances ........................           --           198,047            --              --              --
Certificates of Deposit .....................           --           500,013            --              --              --
Commercial Paper ............................           --         2,924,595            --              --              --
Fixed Time Deposits .........................           --              --              --         1,000,000            --
Repurchase Agreements .......................      1,000,000         600,000       4,000,000            --           500,000
                                                ------------    ------------    ------------    ------------    ------------
Total Investments ...........................      9,852,808       7,773,926      28,613,752      38,526,656       4,188,657
Cash ........................................        570,808          72,616       1,905,436         649,128         118,589
Receivable for securities sold ..............        157,325            --           494,985         933,765         123,164
Receivable for Capital Stock sold ...........         49,426            --           126,453         297,973            --
Interest and dividends receivable ...........          3,283           3,017          54,449           1,158          80,257
Receivable from associated companies ........           --               433            --              --               747
                                                ------------    ------------    ------------    ------------    ------------
Total Assets ................................     10,633,650       7,849,992      31,195,075      40,408,680       4,511,414
                                                ------------    ------------    ------------    ------------    ------------

LIABILITIES:
Payable for securities purchased ............      1,321,967            --         2,302,454       1,920,699            --
Payable for Capital Stock repurchased .......            584          37,549          30,347            --               320
Accrued expenses, taxes, and other ..........         17,583          12,932          26,229          45,888          14,546
                                                ------------    ------------    ------------    ------------    ------------
Total Liabilities ...........................      1,340,134          50,481       2,359,030       1,966,587          14,866
                                                ------------    ------------    ------------    ------------    ------------
NET ASSETS ..................................   $  9,293,516    $  7,799,511    $ 28,836,045    $ 38,442,093    $  4,496,548
                                                ============    ============    ============    ============    ============

COMPOSITION OF NET ASSETS:
Capital Stock, at par .......................   $        623    $      7,800    $      1,868    $      2,848    $        431
Additional paid-in capital ..................      7,851,238       7,792,109      21,923,363      42,278,896       4,241,656
Undistributed (dividends in excess of)
    net investment income ...................         (3,378)           --             2,933            (563)         (3,378)
Accumulated net realized gain (loss)  .......          4,578            (398)        218,698            --           (97,373)
Net unrealized appreciation
    (depreciation) of investments ...........      1,440,455            --         6,744,425      (3,839,088)        355,212
Net unrealized appreciation (depreciation)
     on translation of assets and liabilities
     denominated in foreign currencies ......           --              --           (55,242)           --              --
                                                ------------    ------------    ------------    ------------    ------------
NET ASSETS ..................................   $  9,293,516    $  7,799,511    $ 28,836,045    $ 38,442,093    $  4,496,548
                                                ============    ============    ============    ============    ============

Shares of Capital Stock
   ($.001 par value) outstanding ............        623,294       7,799,909       1,868,083       2,848,022         430,753
                                                ============    ============    ============    ============    ============
Net Asset Value per share ...................   $      14.91    $       1.00    $      15.44    $      13.50    $      10.44
                                                ============    ============    ============    ============    ============


----------
See notes to financial statements.


                                   -- P-38 --

                           Seligman Portfolios, Inc.


-----------------------------------------------------------------------------------------------------------------------------
                                                                                                            December 31, 1995
-----------------------------------------------------------------------------------------------------------------------------

                                                                 Seligman    Seligman Henderson  Seligman
                                                  Seligman       Henderson     Global Smaller    High-Yield       Seligman
                                                  Frontier         Global         Companies         Bond           Income
                                                  Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                                ------------    ------------    ------------    ------------    ------------
ASSETS:
Investments, at value (see
   portfolios of investments):

Common Stocks ...............................   $ 11,819,790    $  3,909,076    $  4,423,425    $       --      $  2,034,783
Convertible Securities ......................           --            42,575           6,725          90,875       5,176,499
U.S. Government Securities
    and Agencies ............................           --              --              --              --         1,075,937
Corporate Bonds .............................           --              --              --         2,745,164       2,566,418
Bankers' Acceptances ........................           --              --              --              --              --
Certificates of Deposit .....................           --              --              --              --              --
Commercial Paper ............................           --              --              --              --              --
Fixed Time Deposits .........................           --              --              --              --              --
Repurchase Agreements .......................      1,500,000            --              --              --         1,000,000
                                                ------------    ------------    ------------    ------------    ------------
Total Investments ...........................     13,319,790       3,951,651       4,430,150       2,836,039      11,853,637
Cash ........................................        761,034         178,499         577,847         118,140         569,704
Receivable for securities sold ..............        207,174          16,857          18,418            --              --
Receivable for Capital Stock sold ...........         79,769          86,790          22,629          11,213          68,781
Interest and dividends receivable ...........          2,341           5,467           3,756          51,126         153,218
Receivable from associated companies ........           --             1,390           3,910           3,069            --
                                                ------------    ------------    ------------    ------------    ------------
Total Assets ................................     14,370,108       4,240,654       5,056,710       3,019,587      12,645,340
                                                ------------    ------------    ------------    ------------    ------------

LIABILITIES:
Payable for securities purchased ............      1,874,745          39,829         204,052            --              --
Payable for Capital Stock repurchased .......           --              --              --              --             4,975
Accrued expenses, taxes, and other ..........         19,252          17,596          16,042          10,165          20,885
                                                ------------    ------------    ------------    ------------    ------------
Total Liabilities ...........................      1,893,997          57,425         220,094          10,165          25,860
                                                ------------    ------------    ------------    ------------    ------------
NET ASSETS ..................................   $ 12,476,111    $  4,183,229    $  4,836,616    $  3,009,422    $ 12,619,480
                                                ============    ============    ============    ============    ============

COMPOSITION OF NET ASSETS:
Capital Stock, at par .......................   $        920    $        338    $        414    $        287    $      1,194
Additional paid-in capital ..................     11,979,541       3,930,575       4,672,140       2,952,157      12,128,778
Undistributed (dividends in excess of)
    net investment income ...................           (563)         (1,917)           (563)           (410)         (3,378)
Accumulated net realized gain (loss)  .......          6,161            --              --              --              --
Net unrealized appreciation
    (depreciation) of investments ...........        490,052         274,637         200,393          57,388         489,410
Net unrealized appreciation (depreciation)
     on translation of assets and liabilities
     denominated in foreign currencies ......        (20,404)        (35,768)           --             3,476
                                                ------------    ------------    ------------    ------------    ------------
NET ASSETS ..................................   $ 12,476,111    $  4,183,229    $  4,836,616    $  3,009,422    $ 12,619,480
                                                ============    ============    ============    ============    ============

Shares of Capital Stock
   ($.001 par value) outstanding ............        919,934         337,685         414,437         286,688       1,194,484
                                                ============    ============    ============    ============    ============
Net Asset Value per share ...................   $      13.56    $      12.39    $      11.67    $      10.50    $      10.56
                                                ============    ============    ============    ============    ============


----------
See notes to financial statements.

                                   -- P-39 --

                           Seligman Portfolios, Inc.


------------------------------------------------------------------------------------------------------------------
Statements of Operations                                                      For the year ended December 31, 1995
-------------------------------------------------------------------------------------------------------------------

                                                            Seligman       Seligman       Seligman        Seligman
                                             Seligman         Cash          Common     Communications   Fixed Income
                                              Capital       Management       Stock     and Information   Securities
                                             Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                           ------------   ------------   ------------   ------------   ------------

Investment income:
Dividends* ............................   $    50,339    $      --      $   566,641    $     6,609    $      --
Interest ..............................        15,565        251,624        132,407          3,041        260,351
                                          -----------    -----------    -----------    -----------    -----------
Total investment income ...............        65,904        251,624        699,048          9,650        260,351
                                          -----------    -----------    -----------    -----------    -----------

Expenses:
Management fee ........................        28,551         18,365         94,380        123,216         15,262
Auditing fee ..........................        10,267         10,267         10,267         12,517         10,267
Legal fee .............................         3,408          3,408          3,408          3,408          3,408
Shareholder reports and
   communications .....................         2,445          2,445          2,445          2,203          2,445
Directors' fees and expenses ..........         2,323          2,323          2,323          2,285          2,323
Registration ..........................         2,103          1,943          4,618          8,118          1,618
Custody and related services ..........          --             --            7,967           --             --
Miscellaneous .........................         1,448          1,163          2,983          4,178          2,338
                                          -----------    -----------    -----------    -----------    -----------
Total expenses before
   reimbursement ......................        50,545         39,914        128,391        155,925         37,661
Reimbursement of expenses .............        (7,713)       (39,914)          --             --          (14,766)
                                          -----------    -----------    -----------    -----------    -----------
Total expenses after
   reimbursement ......................        42,832           --          128,391        155,925         22,895
                                          -----------    -----------    -----------    -----------    -----------
Net investment income (loss) ..........        23,072        251,624        570,657       (146,275)       237,456
                                          -----------    -----------    -----------    -----------    -----------

Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions:
Net realized gain (loss) on investments       673,773             (4)     3,074,117      2,629,030        (16,342)
Net realized gain (loss) from foreign
   currency transactions ..............          --             --              (85)          --             --
Net change in unrealized appreciation/
   depreciation of investments ........       996,837           --        2,044,468     (3,857,599)       449,551
Net change in unrealized appreciation/
   depreciation on translation of
   assets and liabilities denominated
  in foreign currencies ...............          --             --          (55,202)          --             --
                                          -----------    -----------    -----------    -----------    -----------
Net gain (loss) on investments
   and foreign currency
   transactions .......................     1,670,610             (4)     5,063,298     (1,228,569)       433,209
                                          -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net
   assets from operations .............   $ 1,693,682    $   251,620    $ 5,633,955    $(1,374,844)   $   670,665
                                          ===========    ===========    ===========    ===========    ===========


----------
* Net of foreign tax withheld as follows: $        69    $      --      $     4,659    $      --      $      --
**For the period May 1, 1995  (commencement of operations) to December 31, 1995.
See notes to financial statements.


                                   -- P-40 --

                           Seligman Portfolios, Inc.


------------------------------------------------------------------------------------------------------------------
                                                                              For the year ended December 31, 1995
------------------------------------------------------------------------------------------------------------------

                                                          Seligman   Seligman Henderson  Seligman
                                            Seligman      Henderson    Global Smaller   High-Yield      Seligman
                                            Frontier       Global        Companies         Bond          Income
                                            Portfolio     Portfolio      Portfolio       Portfolio      Portfolio
                                          ------------  ------------   ------------    ------------   ------------

Investment income:
Dividends* ............................   $     5,811    $    41,548    $    15,129    $      --      $   186,426
Interest ..............................         9,720         18,345         19,766         64,165        517,963
                                          -----------    -----------    -----------    -----------    -----------
Total investment income ...............        15,531         59,893         34,895         64,165        704,389
                                          -----------    -----------    -----------    -----------    -----------

Expenses:
Management fee ........................        29,219         25,312         17,210          3,941         45,797
Auditing fee ..........................        12,517         10,267         12,517         11,350         10,267
Legal fee .............................         3,408          3,528          3,694         12,507          3,408
Shareholder reports and
   communications .....................         2,203          2,203          2,203          2,203          2,445
Directors' fees and expenses ..........         2,285          2,285          2,285          1,629          2,323
Registration ..........................         3,118          2,153          2,118          1,538          2,618
Custody and related services ..........          --           31,847         21,303             25           --
Miscellaneous .........................           819          8,511          4,685          1,237          3,762
                                          -----------    -----------    -----------    -----------    -----------
Total expenses before
   reimbursement ......................        53,569         86,106         66,015         34,430         70,620
Reimbursement of expenses .............       (16,555)       (51,823)       (42,122)       (28,926)        (1,910)
                                          -----------    -----------    -----------    -----------    -----------
Total expenses after
   reimbursement ......................        37,014         34,283         23,893          5,504         68,710
                                          -----------    -----------    -----------    -----------    -----------
Net investment income (loss) ..........       (21,483)        25,610         11,002         58,661        635,679
                                          -----------    -----------    -----------    -----------    -----------

Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions:
Net realized gain (loss) on investments       489,661        (39,978)       147,181          4,799        639,249
Net realized gain (loss) from foreign
   currency transactions ..............          --           82,120          4,162           --              (43)
Net change in unrealized appreciation/
   depreciation of investments ........       481,517        277,417        197,114         57,388        591,277
Net change in unrealized appreciation/
   depreciation on translation of
   assets and liabilities denominated
  in foreign currencies ...............          --          (48,118)       (36,341)          --            3,496
                                          -----------    -----------    -----------    -----------    -----------
Net gain (loss) on investments
   and foreign currency
   transactions .......................       971,178        271,441        312,116         62,187      1,233,979
                                          -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net
   assets from operations .............   $   949,695    $   297,051    $   323,118    $   120,848    $ 1,869,658
                                          ===========    ===========    ===========    ===========    ===========


----------
* Net of foreign tax withheld as follows  $      --      $     4,863    $     2,124    $      --      $       425
**For the period May 1, 1995  (commencement of operations) to December 31, 1995.
See notes to financial statements.


                                   -- P-41 --

                                                     Seligman Portfolios, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------

                                                 Seligman                          Seligman                      Seligman
                                             Capital Portfolio             Cash Management Portfolio      Common Stock Portfolio
                                       ----------------------------    ----------------------------    ----------------------------
                                          Year Ended December 31            Year Ended December 31        Year Ended December 31
                                       ----------------------------    ----------------------------    ----------------------------
                                           1995             1994           1995             1994           1995            1994
                                       ------------    ------------    ------------    ------------    ------------    ------------
Operations:
Net investment income .............    $     23,072    $      5,975    $    251,624    $    127,857    $    570,657    $    515,701
Net realized gain (loss) on
    investments ...................         673,773         642,271              (4)           (240)      3,074,117       1,108,365
Net realized gain (loss) from
    foreign currency transactions .              --              --              --              --             (85)             20
Net change in unrealized
    appreciation/depreciation
    of investments ................         996,837        (912,365)             --              --       2,044,468      (1,604,789)
Net change in unrealized
    appreciation/depreciation on
    translation of assets and
    liabilities denominated in
    foreign currencies ............              --              --              --              --         (55,202)            (40)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets
    from operations ...............       1,693,682        (264,119)        251,620         127,617       5,633,955          19,257
                                       ------------    ------------    ------------    ------------    ------------    ------------
Distributions to shareholders:
Net investment income .............         (26,627)         (7,465)       (251,624)       (127,857)       (564,862)       (517,958)
Realized gain on investments ......        (666,241)       (641,977)             --              --      (2,855,419)     (1,108,564)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Decrease in net assets from
    distributions .................        (692,868)       (649,442)       (251,624)       (127,857)     (3,420,281)     (1,626,522)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Capital share transactions:
Net proceeds from sale of shares ..       3,644,132       3,619,176       8,777,333       2,322,638      12,083,995       9,040,524
Investment of dividends ...........          26,627           7,465         251,624         127,857         564,862         517,958
Shares issued in payment of gain
    distributions .................         666,241         641,977              --              --       2,855,419       1,108,564
                                       ------------    ------------    ------------    ------------    ------------    ------------
Total .............................       4,337,000       4,268,618       9,028,957       2,450,495      15,504,276      10,667,046
                                       ------------    ------------    ------------    ------------    ------------    ------------
Cost of shares repurchased ........      (1,986,672)     (3,298,449)     (4,459,283)     (2,322,134)     (9,049,478)    (10,753,287)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets
    from capital share transactions       2,350,328         970,169       4,569,674         128,361       6,454,798         (86,241)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets .       3,351,142          56,608       4,569,670         128,121       8,668,472      (1,693,506)
Net Assets:
Beginning of period ...............       5,942,374       5,885,766       3,229,841       3,101,720      20,167,573      21,861,079
                                       ------------    ------------    ------------    ------------    ------------    ------------
End of period .....................    $  9,293,516    $  5,942,374    $  7,799,511    $  3,229,841    $ 28,836,045    $ 20,167,573
                                       ============    ============    ============    ============    ============    ============


----------------
** Commencement of investment operations.
See notes to financial statements.

                                                     Seligman Portfolios, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                                  Seligman                                  Seligman
                                             Communications and                            Fixed Income
                                            Information Portfolio                      Securities Portfolio
                                              Year         10/11/94**                 Year Ended December 31
                                             Ended            to                  ----------------------------
                                           12/31/95        12/31/94                   1995            1994
                                         ------------    ------------             ------------    ------------
Operations:
Net investment income .............      $   (146,275)   $       (442)            $    237,456    $    179,900
Net realized gain (loss) on
    investments ...................         2,629,030              --                  (16,342)        (81,031)
Net realized gain (loss) from
    foreign currency transactions .                --              --                       --              --
Net change in unrealized
    appreciation/depreciation              (3,857,599)         18,511                  449,551        (225,410)
    of investments ................
Net change in unrealized
    appreciation/depreciation on
    translation of assets and
    liabilities denominated in
    foreign currencies ............                --              --                       --              --
                                         ------------    ------------             ------------    ------------
Increase (decrease) in net assets
    from operations ...............        (1,374,844)         18,069                  670,665        (126,541)
                                         ------------    ------------             ------------    ------------
Distributions to shareholders:
Net investment income .............                --              --                 (239,920)       (181,555)
Realized gain on investments ......        (2,505,145)             --                       --              --
                                         ------------    ------------             ------------    ------------
Decrease in net assets from
    distributions .................        (2,505,145)             --                 (239,920)       (181,555)
                                         ------------    ------------             ------------    ------------
Capital share transactions:
Net proceeds from sale of shares ..        40,177,251         476,552                1,663,791       2,264,201
Investment of dividends ...........                --              --                  239,920         181,555
Shares issued in payment of gain
    distributions .................         2,505,145              --                       --              --
                                         ------------    ------------             ------------    ------------
Total .............................        42,682,396         476,552                1,903,711       2,445,756
                                         ------------    ------------             ------------    ------------
Cost of shares repurchased ........          (854,935)             --               (1,444,282)     (2,306,325)
                                         ------------    ------------             ------------    ------------
Increase (decrease) in net assets
    from capital share transactions        41,827,461         476,552                  459,429         139,431
                                         ------------    ------------             ------------    ------------
Increase (decrease) in net assets .        37,947,472         494,621                  890,174        (168,665)
Net Assets:
Beginning of period ...............           494,621              --                3,606,374       3,775,039
                                         ------------    ------------             ------------    ------------
End of period .....................      $ 38,442,093    $    494,621             $  4,496,548    $  3,606,374
                                         ============    ============             ============    ============

                                                                                            Seligman
                                                                                            Henderson
                                                   Seligman                              Global Portfolio
                                              Frontier Portfolio                  -----------------------------
                                         ----------------------------
                                             Year         10/11/94**                 Year Ended December 31
                                             Ended            to                  -----------------------------
                                           12/31/95        12/31/94                   1995            1994
                                         ------------    ------------             ------------    ------------
Operations:
Net investment income .............      $    (21,483)   $       (106)            $     25,610    $     13,397
Net realized gain (loss) on
    investments ...................           489,661              --                  (39,978)          9,138
Net realized gain (loss) from
    foreign currency transactions .                --              --                   82,120           3,259
Net change in unrealized
    appreciation/depreciation                 481,517           9,060                  277,417         (44,914)
    of investments ................
Net change in unrealized
    appreciation/depreciation on
    translation of assets and
    liabilities denominated in
    foreign currencies ............                --              --                  (48,118)         29,924
                                         ------------    ------------             ------------    ------------
Increase (decrease) in net assets
    from operations ...............           949,695           8,954                  297,051          10,804
                                         ------------    ------------             ------------    ------------
Distributions to shareholders:
Net investment income .............                --              --                  (48,883)         (9,661)
Realized gain on investments ......          (463,105)             --                  (27,517)        (17,511)
                                         ------------    ------------             ------------    ------------
Decrease in net assets from
    distributions .................          (463,105)             --                  (76,400)        (27,172)
                                         ------------    ------------             ------------    ------------
Capital share transactions:
Net proceeds from sale of shares ..        11,465,250         159,997                2,562,936       1,317,845
Investment of dividends ...........                --              --                   48,883           9,661
Shares issued in payment of gain
    distributions .................           463,105              --                   27,517          17,511
                                         ------------    ------------             ------------    ------------
Total .............................        11,928,355         159,997                2,639,336       1,345,017
                                         ------------    ------------             ------------    ------------
Cost of shares repurchased ........          (107,785)             --                 (453,063)       (200,626)
                                         ------------    ------------             ------------    ------------
Increase (decrease) in net assets
    from capital share transactions        11,820,570         159,997                2,186,273       1,144,391
                                         ------------    ------------             ------------    ------------
Increase (decrease) in net assets .        12,307,160         168,951                2,406,924       1,128,023
Net Assets:
Beginning of period ...............           168,951              --                1,776,305         648,282
                                         ------------    ------------             ------------    ------------
End of period .....................      $ 12,476,111    $    168,951             $  4,183,229    $  1,776,305
                                         ============    ============             ============    ============


                                                      Seligman Porfolios , Inc.
------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------------


                                                    Seligman
                                                    Henderson                        Seligman                   Seligman
                                                 Global Smaller                     High-Yield              Income Portfolio
                                               Companies Portfolio                Bond Portfolio            ----------------
                                               -------------------                --------------
                                              Year            10/11/94**              5/1/95*           Year Ended December 31
                                              Ended            to                       to              ----------------------
                                              12/31/95        12/31/94                12/31/95           1995             1994
                                              --------        --------                --------           ----             ----



Operations:
Net investment income ....................     $     11,002      $        517      $     58,661      $    635,679      $    678,957
Net realized gain (loss) on
    investments ..........................          147,181              --               4,799           639,249           (19,113)
Net realized gain (loss) from
    foreign currency transactions ........            4,162               (58)             --                 (43)               10
Net change in unrealized
    appreciation/depreciation
    of investments .......................          197,114             3,279            57,388           591,277        (1,298,035)
Net change in unrealized
    appreciation/depreciation on
    translation of assets and
    liabilities denominated in
    foreign currencies ...................          (36,341)              573              --               3,496               (20)
                                               ------------      ------------      ------------      ------------      ------------
Increase (decrease) in net assets
    from operations ......................          323,118             4,311           120,848         1,869,658          (638,201)
                                               ------------      ------------      ------------      ------------      ------------
Distributions to shareholders:
Net investment income ....................          (20,531)             (537)          (60,233)         (644,348)         (685,315)
Realized gain on investments .............         (148,062)             --              (4,951)         (636,880)             --
                                               ------------      ------------      ------------      ------------      ------------
Decrease in net assets from
    distributions ........................         (168,593)             (537)          (65,184)       (1,281,228)         (685,315)
                                               ------------      ------------      ------------      ------------      ------------
Capital share transactions:
Net proceeds from sale of shares .........        4,665,264           127,199         3,188,047         5,410,208         4,595,781
Investment of dividends ..................           20,531               537            60,233           644,348           685,315
Shares issued in payment of gain
    distributions ........................          148,062              --               4,951           636,880              --
                                               ------------      ------------      ------------      ------------      ------------
Total ....................................        4,833,857           127,736         3,253,231         6,691,436         5,281,096
                                               ------------      ------------      ------------      ------------      ------------
Cost of shares repurchased ...............         (283,276)             --            (299,473)       (4,710,663)       (5,127,246)
                                               ------------      ------------      ------------      ------------      ------------
Increase in net assets from
    capital share transactions ...........        4,550,581           127,736         2,953,758         1,980,773           153,850
                                               ------------      ------------      ------------      ------------      ------------
Increase (decrease) in net assets ........        4,705,106           131,510         3,009,422         2,569,203        (1,169,666)
Net Assets:
Beginning of period ......................          131,510              --                --          10,050,277        11,219,943
                                               ------------      ------------      ------------      ------------      ------------
End of period ............................     $  4,836,616      $    131,510      $  3,009,422      $ 12,619,480      $ 10,050,277
                                               ============      ============      ============      ============      ============

----------------
* Commencement of operations.
** Commencement of investment operations.
See notes to financial statements

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Seligman Portfolios, Inc. (the "Fund") is an open-end diversified management investment company consisting of ten separate portfolios (the "Portfolios"), "Seligman Capital Portfolio" ("Capital Portfolio"), "Seligman Cash Management Portfolio" ("Cash Management Portfolio"), "Seligman Common Stock Portfolio" ("Common Stock Portfolio"), "Seligman Communications and Information Portfolio" ("Communications and Information Portfolio"), "Seligman Fixed Income Securities Portfolio" ("Fixed Income Securities Portfolio"), "Seligman Frontier Portfolio" ("Frontier Portfolio"), "Seligman Henderson Global Portfolio" ("Global Portfolio"), "Seligman Henderson Global Smaller Companies Portfolio" ("Global Smaller Companies Portfolio"), "Seligman High-Yield Bond Portfolio" ("High-Yield Bond Portfolio") and "Seligman Income Portfolio" ("Income Portfolio"), each designed to meet different investment goals. Shares of the Fund are currently provided as the investment medium for Canada Life of America Variable Annuity Account 2 ("CLVA-2") and Canada Life of America Annuity Account 3 ("CLVA-3"), each established by Canada Life Insurance Company of America ("Canada Life"). CLVA-2 is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and funds variable annuity contracts (the "CLVA-2 Contracts") issued by Canada Life and distributed by Seligman Financial Services, Inc. CLVA-3 is not registered or regulated as an investment company under the 1940 Act in reliance on the exemption provided in Section 3(c)(11) of the 1940 Act and funds variable annuity contracts (the "CLVA-3 Contracts") issued by Canada Life and distributed by Seligman Financial Services, Inc. CLVA-3 Contracts may be purchased only by pension or profit-sharing employee benefit plans that satisfy the requirements for qualification set forth in
Section 401 of the Internal Revenue Code of 1986, as amended. Shares of the Fund are also provided as the investment medium for other variable annuity accounts established by Canada Life or its affiliates ("Canada Life Separate Accounts"). Shares of the Fund (except Communications and Information Portfolio, Frontier Portfolio, Global Portfolio, Global Smaller Companies Portfolio, and High-Yield Bond Portfolio) are also provided as the investment medium for Seligman Mutual Benefit Plan (the "Mutual Benefit Plan") a separate account of MBLLife Assurance Corporation ("MBL Life"). Significant accounting policies followed, all in conformity with generally accepted accounting principles, are given below:

     a. Investments in U.S. Government securities, bonds, convertible securities, and stocks are valued at the most current market values or, in their absence, at fair market value determined in accordance with procedures approved by the Board of Directors. Securities traded on national exchanges are valued at the last sales prices or, in their absence and in the case of over-the-counter securities, a mean of closing bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost. Investments held by Cash Management Portfolio are valued using the amortized cost method which approximates fair value.

     b. The Portfolios may invest up to 10% of their total assets in foreign securities (except Global Portfolio and Global Smaller Companies Portfolio which may invest up to 100% of their total assets in foreign securities). Investments in foreign securities will usually be denominated in foreign currencies, and the Portfolios may temporarily hold funds in foreign currencies. The Portfolios may also invest in U.S. dollar-denominated American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), European Depository Receipts ("EDRs"), and Global Depository Receipts ("GDRs"). ADRs and ADSs are issued by domestic banks or trust companies and evidence ownership of securities issued by foreign corporations. ADRs and ADSs are traded on United States exchanges or over-the-counter and are not included in the 10% limitation. EDRs and GDRs are receipts similar to ADRs and ADSs and are typically issued by foreign banks or trust companies and traded in Europe. The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

          (i)  market  value  of   investment   securities,   other  assets  and
          liabilities, at the closing daily rate of exchange as reported by a pricing service;

          (ii)  purchases  and  sales  of  investment  securities,   income  and
          expenses, at the rate of exchange prevailing on the respective dates of such transactions.

     The net asset values per share of Portfolios which invest in securities denominated in foreign currencies will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities and net investment income and gains, if any, to be distributed to shareholders of the Portfolios. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

     Net realized foreign exchange gains (losses) arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of portfolio securities and other foreign currency denominated assets and liabilities at period end, resulting from changes in exchange rates.

     The Portfolios separate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the Portfolios.
     Similarly, the Portfolios separate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     c. The Global Portfolio and Global Smaller Companies Portfolio may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions. For federal income tax purposes, certain open forward currency contracts are treated as sold on the last day of the fiscal year and any gains or losses are recognized immediately. As a result, the amount of income distributable to shareholders may vary from the amount recognized for financial statement purposes.

     d. The Portfolios' policy is to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of their taxable net income and net gain realized to shareholders.

     e. Investment transactions are recorded on trade dates. Interest income is recorded on the accrual basis. The Portfolios amortize market discounts and premiums on purchases of portfolio securities. Dividends receivable and payable are recorded on ex-dividend dates. The Portfolios may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements' underlying securities to ensure the existence of the proper level of collateral. The repurchase agreements held at December 31, 1995, by various portfolios, were purchased on December 27, 1995 and matured on or before January 3, 1996.

     f. Expenses directly attributable to each Portfolio are charged to such Portfolio, and expenses that are applicable to more than one Portfolio are allocated among them.

     g. The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income, expense or capital gain and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Portfolios.

2. Until April 15, 1993, the Fund functioned exclusively as the investment vehicle for the separate account options of the Mutual Benefit Plan issued by Mutual Benefit Life Insurance Company in Rehabilitation ("Mutual Benefit Life").

On July 16, 1991, the Superior Court of New Jersey (the "Court") entered an Order appointing the New Jersey Insurance Commissioner as Rehabilitator of Mutual Benefit Life. The Commissioner was granted immediate exclusive possession and control of, and title to, the business and assets of Mutual Benefit Life, including the assets and liabilities of the Mutual Benefit Plan.

On November 10, 1993, the Court issued an Order of Confirmation which provided for implementation of the Third Amended Plan of Rehabilitation of Mutual Benefit Life (the "Plan of Rehabilitation"). On April 29, 1994, the Plan of Rehabilitation was implemented. Substantially all of the assets and liabilities of Mutual Benefit Life were transferred to MBL Life. In addition, the assets and liabilities of the Mutual Benefit Plan were transferred to a separate account of MBL Life. As a separate account, the assets and liabilities of the Mutual Benefit Plan are maintained separate and apart from MBL Life's other assets and liabilities. Also, as of April 29, 1994, the ownership of the stock of MBLLife was transferred to a Trust. The Commissioner is the sole Trustee of the Trust.

MBL Life has decided that it will not accept applications for new contracts nor will it accept additional purchase payments under existing contracts. In addition, requests for transfers of amounts to the Fixed Accumulation Account from the Plan will not be accepted.

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3.   Purchases  and  sales  of  portfolio   securities,   excluding   short-term
investments, for the year ended December31, 1995, were as follows:

    Portfolio                                Purchases              Sales
    ---------                                ---------              -----
    Capital                                 $ 9,827,294         $ 8,320,193
    Common Stock                             12,084,887          12,040,847
    Communications
      and Information                        53,884,929          15,466,766
    Fixed Income Securities                   4,126,842           3,924,761
    Frontier                                 14,387,330           3,698,729
    Global                                    3,182,368             942,185
    Global Smaller Companies                  4,806,988             818,870
    High-Yield Bond                           3,628,139             858,011
    Income                                    6,011,862           5,187,899

Identified cost of investments sold is used for both financial statement and federal income tax purposes.

At December 31, 1995, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency transactions, were as follows:

                                            Unrealized           Unrealized
    Portfolio                              Appreciation         Depreciation
    ---------                              ------------         ------------
    Capital                                 $ 1,812,197         $   371,742
    Common Stock                              7,041,926             352,723
    Communications
      and Information                         1,453,741           5,292,829
    Fixed Income Securities                     355,387                 175
    Frontier                                  1,150,964             660,912
    Global                                      332,449              86,145
    Global Smaller Companies                    412,876             253,570
    High-Yield Bond                              74,070              16,682
    Income                                    1,009,354             516,458

At December 31, 1995, the Cash Management Portfolioandthe Fixed Income Securities Portfolio had net capital loss carryforwards of $398 and $97,373, respectively, which are available for offset against future taxable net gains. These net capital loss carryforwards will expire in varying amounts through 2003.

4. J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Fund and provides the necessary personnel and facilities, exclusive of and in addition to those retained by the Fund. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager's fee is calculated daily and payable monthly, equal to 0.40%, on an annual basis, of Capital, Cash Management, Common Stock, Fixed Income Securities, and Income Portfolios' daily net assets; equal to 0.75%, on an annual basis, of Communications and Information and Frontier Portfolios' daily net assets and equal to 0.50%, on an annual basis, of High-Yield Bond Portfolio's daily net assets. The Manager's fee from the Global and the Global Smaller Companies Portfolios is calculated daily and payable monthly, equal to an annual rate of 1.00% of the daily net assets of each Portfolio, of which 0.90% is paid to Seligman Henderson Co. (the "Subadviser"), a 50% owned affiliate of the Manager. The Manager has agreed to reimburse expenses, other than the management fee, which exceed 0.20% per annum of the average daily net assets of each of the Portfolios (except Cash Management Portfolio, Global and Global Smaller Companies Portfolios). The Manager, at its discretion, has elected to waive all of its fee for, and reimburse all of the expenses of, the Cash Management Portfolio until such time as the Manager determines. Effective May 1, 1995 the Manager and Subadviser have agreed to reimburse expenses, other than management fee, which exceed 0.40% (previously 0.20%) per annum of the average daily net assets of Global and Global Smaller Companies Portfolios. For the year ended December31, 1995, the Manager reimbursed expenses and/or waived fees of $7,713, $39,914, $14,766, $16,555, and $1,910, for the Capital, Cash
Management, Fixed Income Securities, Frontier, and Income Portfolios, respectively. For the same period, the Manager and Subadviser waived all of their fees and the Subadviser reimbursed expenses totalling $51,823 and $42,122 for the Global Portfolio and Global Smaller Companies Portfolio, respectively. For the period from May 1, 1995 (commencement of operations) to December31, 1995, the Manager reimbursed expenses and waived fees totalling $28,926 for the High-Yield Bond Portfolio.

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of the CLVA-2 contracts and an affiliate of the Manager, received concessions of $370,407 from Canada Life after commissions paid to dealers.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, and/or the Subadviser.

Fees of $36,000 were incurred by the Fund for the legal services of Sullivan & Cromwell, a member of which firm is a director of the Fund.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Interest is accrued on the deferred balances. The annual cost of such fees and interest is included in directors' fees and expenses, and the accumulated balance thereof at December31, 1995, is included in other liabilities. Deferred fees and the related accrued interest are not deductible for federal income tax purposes until such amounts are paid.

5. At December31, 1995, there were 20,000,000 shares of Capital Stock authorized for each of the Capital, Common Stock, Communications and Information, Fixed Income Securities, Frontier, Global, Global Smaller Companies, High-Yield Bond, and Income Portfolios, and 100,000,000 shares for the Cash Management Portfolio, all at a par value of $.001 per share.

Transactions in shares of Capital Stock were as follows:

                                                Capital Portfolio          Cash Management Portfolio         Common Stock Portfolio
                                            -----------------------       ---------------------------       ------------------------
                                             Year Ended December 31         Year Ended December 31           Year Ended December 31
                                            -----------------------       ---------------------------       ------------------------
                                              1995           1994            1995             1994            1995           1994
                                            --------       --------       ----------       ----------       --------       --------
Sale of shares .......................       249,315        250,641        8,777,333        2,322,638        774,737        602,357
Shares issued in payment of
   dividends .........................         1,811            587          251,624          127,857         36,751         37,506
Shares issued in payment
   of gain distributions .............        45,323         50,470               --               --        185,779         80,272
                                            --------       --------       ----------       ----------       --------       --------
Total ................................       296,449        301,698        9,028,957        2,450,495        997,267        720,135
                                            --------       --------       ----------       ----------       --------       --------
Shares repurchased ...................      (141,073)      (227,501)      (4,459,283)      (2,322,134)      (592,244)      (716,170)
                                            --------       --------       ----------       ----------       --------       --------
Increase in shares ...................       155,376         74,197        4,569,674          128,361        405,023          3,965
                                            ========       ========       ==========       ==========       ========       ========


                                                                                  Fixed Income
                                              Communications and              Securities Portfolio
                                             Information Portfolio        ---------------------------          Frontier Portfolio
                                            -----------------------                                         ------------------------
                                              Year        10/11/94**        Year Ended December 31            Year       10/11/94**
                                              Ended           to          ---------------------------        Ended           to
                                            12/31/95       12/31/94           1995            1994          12/31/95      12/31/94
                                            --------       --------       ----------       ----------       --------      --------
Sale of shares .......................      2,671,618        47,368          163,349          229,957        877,490        15,970
Shares issued in payment
   of dividends ......................            --             --           23,069           19,564             --            --
Shares issued in payment
   of gain distributions .............        187,370            --               --               --         34,820            --
                                            ---------       --------       ----------       ----------       --------      --------
Total ................................      2,858,988        47,368          186,418          249,521        912,310        15,970
                                            --------       --------        ----------       ----------       --------      --------
Shares repurchased ...................        (58,334)           --         (144,731)        (233,817)        (8,346)           --
                                            ---------      --------        ----------       ----------       --------      --------
Increase in shares ...................      2,800,654        47,368           41,687           15,704        903,964        15,970
                                            =========      ========        ==========       ==========       ========      =========


                                                                                              High-Yield
                                             Global Portfolio            Global Smaller         Bond            Income Portfolio
                                          ----------------------      Companies Portfolio     Portfolio      ----------------------
                                                                      -------------------     ----------
                                          Year Ended December 31        Year     10/11/94**    5/1/95*       Year Ended December 31
                                          ----------------------       Ended         to           to         ----------------------
                                            1995          1994        12/31/95    12/31/94     12/31/95        1995          1994
                                          --------      --------      --------    --------     --------      --------      --------
Sale of shares ......................      214,972       114,731       411,729      12,701      309,043       504,495       423,636
Shares issued in payment
   of dividends .....................        3,942           855         1,778          53        5,742        61,075        68,876
Shares issued in payment
   of gain distributions ............        2,219         1,550        12,819          --          472        60,368            --
                                          --------      --------      --------      ------     --------      --------      --------
Total ...............................      221,133       117,136       426,326      12,754      315,257       625,938       492,512
                                          --------      --------      --------      ------     --------      --------      --------
Shares repurchased ..................      (40,136)      (17,445)      (24,643)         --      (28,569)     (439,030)     (470,827)
                                          --------      --------      --------      ------     --------      --------      --------
Increase in shares ..................      180,997        99,691       401,683      12,754      286,688       186,908        21,685
                                          ========      ========      ========      ======     ========      ========      ========

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The Fund's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from a Portfolio's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amount.

The total return based on net asset value measures a Portfolio's performance assuming investors purchased shares of a Portfolio at net asset value as of the beginning of the period, reinvested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value per share on the last day of the period. The total returns exclude the effect of all administration fees and asset based sales charges associated with variable annuity contracts. The total returns for periods of less than one year are not annualized.

                                                                                         Capital Portfolio
                                                             -----------------------------------------------------------------------
                                                                                        Year Ended December 31
                                                             -----------------------------------------------------------------------
                                                               1995            1994            1993            1992           1991
                                                             -------         -------         -------         -------        -------
Per Share Operating Performance:
Net asset value, beginning of year ...................       $12.700         $14.950         $16.980         $17.740        $11.230
                                                             -------         -------         -------         -------        -------
Net investment income (loss) .........................         0.048           0.015           0.021          (0.022)         0.079
Net realized and unrealized gain (loss) on investments         3.385          (0.699)          1.928           1.202          6.547
                                                             -------         -------         -------         -------        -------
Increase (decrease) from investment operations .......         3.433          (0.684)          1.949           1.180          6.626
Dividends paid .......................................        (0.047)         (0.018)         (0.021)             --         (0.088)
Distributions from net realized gain .................        (1.176)         (1.548)         (3.958)         (1.940)        (0.028)
                                                             -------         -------         -------         -------        -------
Net increase (decrease) in net asset value ...........         2.210          (2.250)         (2.030)         (0.760)         6.510
                                                             -------         -------         -------         -------        -------
Net asset value, end of year .........................       $14.910         $12.700         $14.950         $16.980        $17.740
                                                             =======         =======         =======         =======        =======
Total return based on net asset value ................         27.17%          (4.59)%         11.65%           6.80%         59.05%
Ratios/Supplemental Data:
Expenses to average net assets .......................          0.60%           0.60%           0.71%           0.91%          0.60%
Net investment income (loss) to average net assets ...          0.32%           0.10%           0.09%          (0.14)%         0.56%
Portfolio turnover ...................................        122.20%          67.39%          65.30%          54.95%         31.44%
Net assets, end of year (000's omitted) ..............        $9,294          $5,942          $5,886          $5,497         $5,812
Without management fee waiver and
   expense reimbursement:++
Net investment income (loss) per share ...............        $0.035         $(0.036)        $(0.003)                       $(0.035)
Ratios:
   Expenses to average net assets ....................          0.71%           0.96%           0.83%                         1.37%
   Net investment income (loss) to average net assets           0.21%          (0.26)%         (0.03)%                       (0.21)%

                                                                                       Cash Management Portfolio
                                                             -----------------------------------------------------------------------
                                                                                        Year Ended December 31
                                                             -----------------------------------------------------------------------
                                                               1995            1994            1993            1992           1991
                                                             -------         -------         -------         -------        -------
Per Share Operating Performance:
Net asset value, beginning of year ...................        $1.000          $1.000          $1.000          $1.000         $1.000
Net investment income ................................         0.055           0.040           0.030           0.035          0.056
Dividends paid .......................................        (0.055)         (0.040)         (0.030)         (0.035)        (0.056)
                                                             -------         -------         -------         -------        -------
Net asset value, end of year .........................        $1.000          $1.000          $1.000          $1.000         $1.000
                                                             =======         =======         =======         =======        =======
Total return based on net asset value ................          5.60%           4.03%           3.00%           3.53%          5.70%
Ratios/Supplemental Data:
Expenses to average net assets .......................            --              --              --              --             --
Net investment income to average net assets ..........          5.48%           3.98%           2.96%           3.50%          5.49%
Net assets, end of year (000's omitted) ..............        $7,800          $3,230          $3,102          $4,230         $5,849
Without management fee waiver and
   expense reimbursement:++
Net investment income per share ......................        $0.046          $0.025          $0.019          $0.025         $0.048
Ratios:
   Expenses to average net assets ....................          0.87%           1.48%           1.07%           0.97%          0.83%
   Net investment income to average net assets .......          4.61%           2.50%           1.89%           2.53%          4.66%


----------
++ The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                      Common Stock Portfolio
                                                                      ----------------------
                                                                       Year Ended December 31
                                                  ---------------------------------------------------------------------
                                                  1995           1994            1993            1992              1991
                                                  ----           ----            ----            ----              ----
Per Share Operating Performance:
Net asset value, beginning of period .....       $13.780         $14.980         $15.600          $14.740         $11.580
                                             -----------     -----------     -----------      -----------     -----------
Net investment income (loss) .............         0.349           0.365           0.392            0.346           0.362
Net realized and unrealized gain (loss)
  on investments .........................         3.400          (0.356)          1.479            1.445           3.459
                                             -----------     -----------     -----------      -----------     -----------
Increase from investment operations ......         3.749           0.009           1.871            1.791           3.821
Dividends paid ...........................        (0.345)         (0.385)         (0.394)          (0.369)         (0.355)
Distributions from net realized gain .....        (1.744)         (0.824)         (2.097)          (0.562)         (0.306)
                                             -----------     -----------     -----------      -----------     -----------
Net increase (decrease) in net asset value         1.660          (1.200)         (0.620)           0.860           3.160
                                             -----------     -----------     -----------      -----------     -----------
Net asset value, end of period ...........       $15.440         $13.780         $14.980          $15.600         $14.740
                                             ===========     ===========     ===========      ===========     ===========
Total return based on net asset value ....         27.28%           0.04%          11.94%           12.14%          33.16%
Ratios/Supplemental Data:
Expenses to average net assets ...........          0.54%           0.60%           0.55%            0.56%           0.60%
Net investment income (loss) to
  average net assets .....................          2.42%           2.45%           2.10%            2.21%           2.63%
Portfolio turnover .......................         55.48%          15.29%          10.70%           12.57%          27.67%
Net assets, end of period (000's omitted)        $28,836         $20,168         $21,861          $24,987         $26,103
Without management fee waiver and
  expense reimbursement:++
Net investment income (loss) per share ...                        $0.361                          $0.350
Ratios:
  Expense to average net assets ..........                          0.62%                           0.71%
  Net investment income (loss) to
    average net assets ...................                          2.43%                           2.52%


                                                  Communications and
                                                 Information Portfolio
                                                 ---------------------
                                                              10/11/94**
                                                 Year Ended       to
                                                 12/31/95     12/31/94
                                                 --------     --------

Net asset value, beginning of period .....       $10.440      $10.000
                                             -----------     --------
Net investment income (loss) .............         0.000       (0.016)
Net realized and unrealized gain (loss)
  on investments .........................         4.015        0.456
                                             -----------     --------
Increase from investment operations ......         4.015        0.440
Dividends paid ...........................            --          --
Distributions from net realized gain .....        (0.955)         --
                                             -----------     --------
Net increase (decrease) in net asset value         3.060        0.440
                                             -----------     --------
Net asset value, end of period ...........       $13.500      $10.440
                                             ===========     ========
Total return based on net asset value ....         38.55%        4.40
Ratios/Supplemental Data:
Expenses to average net assets ...........          0.95%        0.95%+
Net investment income (loss) to
  average net assets .....................         (0.89)%      (0.95)%+
Portfolio turnover .......................         96.62%         --
Net assets, end of period (000's omitted)        $38,442         $495
Without management fee waiver and
  expense reimbursement:++
Net investment income (loss) per share ...                      (0.436)
Ratios:
  Expense to average net assets ..........                       13.96%+
  Net investment income (loss) to
    average net assets ...................                      (13.96)%+




                                                                Fixed Income Securities Portfolio
                                                                ---------------------------------
                                                                      Year Ended December 31
                                                 ------------------------------------------------------------------
                                                  1995            1994          1993           1992            1991
                                                  ----            ----          ----           ----            ----
Per Share Operating Performance:
Net asset value, beginning of period ......       $9.270        $10.110        $10.660        $10.990        $10.310
                                              ----------     ----------     ----------     ----------     ----------
Net investment income (loss) ..............        0.605          0.499          0.713          0.706          0.798
Net realized and unrealized gain (loss)
  on investments ..........................        1.171         (0.841)         0.142         (0.092)         0.699
                                              ----------     ----------     ----------     ----------     ----------
Increase (decrease) from investment
  operations ..............................        1.776         (0.342)         0.855          0.614          1.497
Dividends paid ............................       (0.606)        (0.498)        (0.711)        (0.772)        (0.817)
Distributions from net realized gain ......                          --           --           (0.694)        (0.172)
                                              ----------     ----------     ----------     ----------     ----------
Net increase (decrease) in net asset value         1.170         (0.840)        (0.550)        (0.330)         0.680
                                              ----------     ----------     ----------     ----------     ----------
Net asset value, end of period ............      $10.440         $9.270        $10.110        $10.660        $10.990
                                              ==========     ==========     ==========     ==========     ==========
Total return based on net asset value .....        19.18%         (3.39)%         7.98%          5.60%         14.58%
Ratios/Supplemental Data:
Expenses to average net assets ............         0.60%          0.60%          0.74%          1.00%          0.60%
Net investment income (loss) to
  average net assets ......................         6.22%          5.12%          5.41%          6.22%          7.30%
Portfolio turnover ........................       114.42%        237.23%         33.21%         23.40%          6.34%
Net assets, end of period (000's omitted) .       $4,497         $3,606         $3,775         $4,750         $5,369
Without management fee waiver and
  expense reimbursement:++
Net investment income (loss) per share ....       $0.571         $0.430         $0.675                        $0.712
Ratios:
  Expense to average net assets ...........         0.99%          1.31%          1.07%                         1.42%
  Net investment income (loss) to
    average net assets ....................         5.83%          4.41%          5.08%                         6.48%



                                                  Frontier Portfolio
                                                  ------------------
                                                               10/11/94**
                                                 Year Ended       to
                                                  12/31/95     12/31/94
                                                  --------     --------

Net asset value, beginning of period ......       $10.580       10.000
                                              -----------      --------
Net investment income (loss) ..............        (0.001)       (0.012)
Net realized and unrealized gain (loss)
  on investments ..........................         3.512         0.592
                                              -----------      --------
Increase (decrease) from investment
  operations ..............................         3.511         0.580
Dividends paid ............................            --            --
Distributions from net realized gain ......            --        (0.531)
                                              -----------      --------
Net increase (decrease) in net asset value          2.980         0.580
                                              -----------      --------
Net asset value, end of period ............       $13.560       $10.580
                                              ===========      ========
Total return based on net asset value .....         33.28%         5.80%
Ratios/Supplemental Data:
Expenses to average net assets ............          0.95%         0.95%+
Net investment income (loss) to
  average net assets ......................         (0.55)%       (0.70)%+
Portfolio turnover ........................        106.48%           --
Net assets, end of period (000's omitted) .       $12,476          $169
Without management fee waiver and
  expense reimbursement:++
Net investment income (loss) per share ....       $(0.019)       $(1.319)
Ratios:
  Expense to average net assets ...........         1.37%         40.47%+
  Net investment income (loss) to
    average net assets ....................        (0.97)%       (40.22)%+

----------
** Commencement of investment operations.
  +Annualized.
++The Manager,  at its discretion,  reimbursed expenses and/or waived management fees for certain periods presented.

                                      P-50

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                             Global Portfolio
                                                    -----------------------------------

                                                    Year Ended December 31      5/3/93*
                                                    ---------------------          to
                                                     1995          1994        12/31/93
                                                     ----          ----        --------
Per Share Operating Performance:
 Net asset value, beginning of period ........      $11.340        $11.370      $10.000
                                                 ----------     ----------     --------
 Net investment income .......................        0.154          0.131        0.021
 Net realized and unrealized gain (loss) on
   investments ...............................        0.896         (0.306)       1.518
 Net realized and unrealized gain (loss) from
   foreign currency transactions .............        0.236          0.325       (0.099)
                                                 ----------     ----------     --------
 Increase from investment operations .........        1.286          0.150        1.440
 Dividends paid ..............................       (0.151)        (0.064)      (0.053)
 Distributions from net realized gain ........       (0.085)        (0.116)      (0.017)
                                                 ----------     ----------     --------
 Net increase (decrease) in net asset value ..        1.050         (0.030)       1.370
                                                 ----------     ----------     --------
 Net asset value, end of period ..............      $12.390        $11.340      $11.370
                                                 ==========     ==========     ========
Total return based on net asset value ........        11.34%          1.32%       14.40%
Ratios/Supplemental Data:
Expenses to average net assets ...............         1.35%          1.20%        1.20%+
Net investment income to average net assets ..         1.01%          1.17%        1.30%+
Portfolio turnover ...........................        41.40%         47.34%        2.82%
 Net assets, end of period (000's omitted) ...       $4,183         $1,776         $648
Without management fee waiver and
   expense reimbursement:++
Net investment income (loss) per share .......       $0.001        $(0.419)     $(1.004)
Ratios:
   Expenses to average net assets ............         3.40%          6.12%       17.94%+




                                                                Global Smaller
                                                             Companies Portfolio
                                                      -------------------------------
                                                                           10/11/94**
                                                      Year Ended              to
                                                      12/31/95             12/31/94
                                                      --------             --------

 Net asset value, beginning of period ........            $10.310             $10.000
                                                 ----------------      --------------
 Net investment income .......................              0.051               0.058
 Net realized and unrealized gain (loss) on
   investments ...............................              2.037               0.266
 Net realized and unrealized gain (loss) from
   foreign currency transactions .............             (0.301)              0.029
                                                 ----------------      --------------
 Increase from investment operations .........              1.787               0.353
 Dividends paid ..............................             (0.052)             (0.043)
 Distributions from net realized gain ........             (0.375)          .--
                                                 ----------------      --------------
 Net increase (decrease) in net asset value ..              1.360               0.310
                                                 ----------------      --------------
 Net asset value, end of period ..............            $11.670             $10.310
                                                 ================      ==============
Total return based on net asset value ........              17.38%               3.53%
Ratios/Supplemental Data:
Expenses to average net assets ...............               1.39%               1.20%+
Net investment income to average net assets ..               0.64%               3.14
Portfolio turnover ...........................              55.65%                --
 Net assets, end of period (000's omitted) ...             $4,837                $132
Without management fee waiver and
   expense reimbursement:++
Net investment income (loss) per share .......            $(0.051)            $(1.225)
Ratios:
   Expenses to average net assets ............               3.84%              37.25%+
   Net investment loss to average net assets .              (1.81)%           (32.91)%+



                                                 High-Yield Bond
                                                   Portfolio
                                                   ---------
                                                    5/1/95*
                                                     to
                                                   12/31/95
                                                   --------
Per Share Operating Performance:
 Net asset value, beginning of period ........      $10.000
                                                 ----------
 Net investment income .......................        0.218
 Net realized and unrealized gain (loss)
   on investments ............................        0.519
                                                 ----------
 Increase (decrease) from
   investment operations .....................        0.737
 Dividends paid ..............................       (0.219)
 Distributions from net realized gain ........       (0.018)
                                                 ----------
 Net increase (decrease) in net asset value ..        0.500
                                                 ----------
 Net asset value, end of period ..............      $10.500
                                                 ==========
 Total return based on net asset value .......         7.37%
Ratios/Supplemental Data:
 Expenses to average net assets ..............         0.70%+
 Net investment income to average net assets .         7.46%+
 Portfolio turnover ..........................        67.55%
 Net assets, end of year (000's omitted) .....       $3,009
Without management fee waiver and
   expense reimbursement:++
 Net investment income per share .............       $0.117
 Ratios:
   Expenses to average net assets ............         4.38%+
   Net investment income to average net assets         3.78%+



                                                                                 Income Portfolio
                                                      --------------------------------------------------------------------
                                                                              Year Ended December 31
                                                      --------------------------------------------------------------------
                                                      1995            1994            1993            1992            1991
                                                      ----            ----            ----            ----            ----

 Net asset value, beginning of period ........        $9.970         $11.380         $11.390         $11.250          $9.500
                                                 -----------     -----------     -----------     -----------     -----------
 Net investment income .......................         0.604           0.689           0.828           0.862           0.896
 Net realized and unrealized gain (loss)
   on investments ............................         1.187          (1.369)          0.576           0.896           2.024
                                                 -----------     -----------     -----------     -----------     -----------
 Increase (decrease) from
   investment operations .....................         1.791          (0.680)          1.404           1.758           2.920
 Dividends paid ..............................        (0.604)         (0.730)         (0.828)         (0.987)         (0.904)
 Distributions from net realized gain ........        (0.597)        .--              (0.586)         (0.631)         (0.266)
                                                 -----------     -----------     -----------     -----------     -----------
 Net increase (decrease) in net asset value ..         0.590          (1.410)         (0.010)          0.140           1.750
                                                 -----------     -----------     -----------     -----------     -----------
 Net asset value, end of period ..............       $10.560          $9.970         $11.380         $11.390         $11.250
                                                 ===========     ===========     ===========     ===========     ===========
 Total return based on net asset value .......         17.98%          (5.96)%         12.37%          15.72%          30.89%
Ratios/Supplemental Data:
 Expenses to average net assets ..............          0.60%           0.60%           0.64%           0.68%           0.60%
 Net investment income to average net assets .          5.55%           6.34%           6.40%           7.53%           8.05%
 Portfolio turnover ..........................         51.22%          29.76%          38.38%          39.46%          43.67%
 Net assets, end of year (000's omitted) .....       $12,619         $10,050         $11,220         $11,363         $11,509
Without management fee waiver and
   expense reimbursement:++
 Net investment income per share .............        $0.602          $0.670          $0.826                          $0.867
 Ratios:
   Expenses to average net assets ............          0.62%           0.77%           0.65%                           0.93%
   Net investment income to average net assets          5.53%           6.17%           6.39%                           7.72%


----------
 * Commencement of operations.
** Commencement of investment operations.
  +Annualized.
++The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------


The Director and Shareholders,
Seligman Portfolios, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Portfolios, Inc. (comprising, respectively, the Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Fixed Income Securities Portfolio, Seligman Frontier Portfolio, Seligman Henderson Global Portfolio, Seligman Henderson Global Smaller Companies Portfolio, Seligman High-Yield Bond Portfolio, and Seligman Income Portfolio, collectively referred to as the "Fund") as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in nets assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Seligman Portfolios, Inc. at December 31, 1995, the results of their operations for the year then ended, the changes in their net assets, for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                                       /s/ Ernst & Young LLP



New York, New York
February 2, 1996

                           Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Board of Directors
-------------------------------------------------------------------------------

Fred E. Brown
Director and Consultant,
   J. & W. Seligman & Co. Incorporated

John R. Galvin (2)
Dean, Fletcher School of Law and Diplomacy
   at Tufts University
Director, USLIFE Corporation

Alice S. Ilchman (3)
President, Sarah Lawrence College
Trustee, Committee for Economic Development
Director, NYNEX
Chairman, The Rockefeller Foundation

Frank A. McPherson (2)
Chairman and CEO, Kerr-McGee Corporation
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center

John E. Merow
Partner, Sullivan & Cromwell, Law Firm
Director, Commonwealth Aluminum Corporation

Betsy S. Michel (2)
Director or Trustee,
   Various Organizations

William C. Morris (1)
Chairman
Chairman of the Board and President,
   J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

James C. Pitney (3)
Partner, Pitney, Hardin, Kipp & Szuch, Law Firm
Director, Public Service Enterprise Group

James Q. Riordan (3)
Director, The Brooklyn Union Gas Company
Trustee, Committee for Economic Development
Director, Dow Jones & Co., Inc.
Director, Public Broadcasting Service

Ronald T. Schroeder(1)
Managing Director,
   J. & W. Seligman & Co. Incorporated

Robert L. Shafer (3)
Vice President, Pfizer Inc.
Director, USLIFE Corporation

James N. Whitson (2)
Executive Vice President and Director,
   Sammons Enterprises, Inc.
Director, C-SPAN
Director, Red Man Pipe and Supply Company

Brian T. Zino (1)
President
Managing Director,
   J. & W. Seligman & Co. Incorporated

----------
Member:
(1) Executive Committee
(2) Audit Committee
(3) Director Nominating Committee

-------------------------------------------------------------------------------
Executive Officers
-------------------------------------------------------------------------------

William C. Morris
Chairman

Brian T.Zino
President

Daniel J. Charleston
Vice President

Leonard J. Lovito
Vice President

Arsen Mrakovcic
Vice President

Loris D. Muzzatti
Vice President

Charles C. Smith, Jr.
Vice President

Lawrence P. Vogel
Vice President

Paul H. Wick
Vice President

Thomas G. Rose
Treasurer

Frank J. Nasta
Secretary


-------------------------------------------------------------------------------
Manager

J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, New York 10017

Subadviser
Seligman Henderson Co.
100 Park Avenue
New York, New York 10017

General Distributor
Seligman Financial Services, Inc.
100 Park Avenue
New York, New York 10017

Custodians
Investors Fiduciary Trust Company
Morgan Stanley Trust Company

General Counsel
Sullivan & Cromwell

Independent Auditors
Ernst & Young LLP